THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 45.1%
	Face Amount	Value
U.S. Treasury Notes
4.625%, 11/15/26	$40,000,000	$40,367,188
4.375%, 08/15/26	23,500,000	23,545,898
3.875%, 12/31/27	5,000,000	4,977,539
3.625%, 05/15/26	18,500,000	18,270,195

Total U.S. Treasury Obligations
(Cost $86,571,318)		87,160,820
CORPORATE OBLIGATIONS — 29.6%

COMMUNICATION SERVICES — 1.0%
TELUS
3.700%, 09/15/27	765,000	739,688
T-Mobile USA
2.625%, 04/15/26	550,000	528,719
Warnermedia Holdings
6.412%, 03/15/26	600,000	599,970

		1,868,377

CONSUMER DISCRETIONARY — 1.7%
Daimler Truck Finance North America
2.000%, 12/14/26(A)	910,000	852,873
Ford Motor Credit
5.850%, 05/17/27	985,000	995,408
Mercedes-Benz Finance North America
4.800%, 03/30/26(A)	550,000	549,515
Toll Brothers Finance
4.350%, 02/15/28	985,000	964,346

		3,362,142

CONSUMER STAPLES — 2.4%
7-Eleven
0.950%, 02/10/26(A)	975,000	917,696
Alimentation Couche-Tard
3.550%, 07/26/27(A)	1,000,000	965,608
Conagra Brands
1.375%, 11/01/27	1,088,000	974,939
JBS USA Holding Lux Sarl
2.500%, 01/15/27	985,000	924,406
McCormick
0.900%, 02/15/26	975,000	917,074

		4,699,723

ENERGY — 4.0%
BP Capital Markets America
5.017%, 11/17/27	987,000	1,000,871
Canadian Natural Resources
3.850%, 06/01/27	975,000	949,640
Energy Transfer
4.400%, 03/15/27	990,000	978,514
EnLink Midstream Partners
4.850%, 07/15/26	975,000	963,233
Marathon Oil
4.400%, 07/15/27	950,000	941,693

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
MPLX
4.250%, 12/01/27	$980,000	$958,619
Schlumberger Holdings
5.000%, 05/29/27(A)	980,000	987,280
Western Midstream Operating
4.500%, 03/01/28	300,000	293,241
3.950%, 06/01/25	673,000	662,916

		7,736,007

FINANCIALS — 4.3%
Bank of America MTN
4.183%, 11/25/27	975,000	953,771
BlackRock TCP Capital
3.900%, 08/23/24	1,140,000	1,138,211
Blackstone Private Credit Fund
3.250%, 03/15/27	1,039,000	972,935
Eaton Vance
3.500%, 04/06/27	1,010,000	978,736
Fidelity National Information Services
1.150%, 03/01/26	580,000	547,422
Franklin BSP Capital
4.850%, 12/15/24(A)	628,000	622,848
Goldman Sachs Group
6.165%, SOFRRATE + 0.790%, 12/09/26(B)	957,000	958,177
Morgan Stanley MTN
3.950%, 04/23/27	975,000	950,940
Principal Life Global Funding II
1.375%, 01/10/25(A)	651,000	639,509
Sixth Street Specialty Lending
3.875%, 11/01/24	575,000	572,150

		8,334,699

HEALTH CARE — 1.1%
Baxter International
2.600%, 08/15/26	710,000	678,973
Icon Investments Six DAC
5.809%, 05/08/27	751,000	766,101
Zimmer Biomet Holdings
3.050%, 01/15/26	610,000	593,824

		2,038,898

INDUSTRIALS — 3.3%
Georgia-Pacific
0.950%, 05/15/26(A)	575,000	538,170
Howmet Aerospace
6.750%, 01/15/28	925,000	974,407
Hubbell
3.350%, 03/01/26	915,000	891,968
Ingersoll Rand
5.197%, 06/15/27	985,000	998,078
Johnson Controls International
3.900%, 02/14/26	575,000	566,073
Owens Corning
5.500%, 06/15/27	985,000	1,004,136

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JULY 31, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Regal Rexnord
6.050%, 02/15/26	$915,000	$922,109
Westinghouse Air Brake Technologies
3.450%, 11/15/26	600,000	580,828

		6,475,769

INFORMATION TECHNOLOGY — 2.9%
Amphenol
4.750%, 03/30/26	915,000	914,396
Broadcom
3.459%, 09/15/26	900,000	876,313
Renesas Electronics
2.170%, 11/25/26(A)	1,000,000	934,610
Roper Technologies
3.800%, 12/15/26	960,000	938,534
Teledyne Technologies
1.600%, 04/01/26	975,000	921,290
Vontier
1.800%, 04/01/26	1,090,000	1,028,758

		5,613,901

MATERIALS — 4.1%
Berry Global
1.570%, 01/15/26	565,000	536,985
Celanese US Holdings
6.165%, 07/15/27	950,000	975,467
Glencore Funding
5.338%, 04/04/27(A)	950,000	959,372
Nutrien
5.200%, 06/21/27	935,000	944,925
RPM International
3.750%, 03/15/27	962,000	933,820
Sherwin-Williams
3.950%, 01/15/26	915,000	902,075
Sonoco Products
1.800%, 02/01/25	651,000	638,385
Steel Dynamics
5.000%, 12/15/26	525,000	524,631
Westlake
3.600%, 08/15/26	625,000	609,376
WRKCo
3.900%, 06/01/28	840,000	811,596

		7,836,632

REAL ESTATE — 2.7%
American Tower
3.375%, 10/15/26	845,000	816,858
Crown Castle
3.650%, 09/01/27	970,000	935,639
Kite Realty Group
4.000%, 10/01/26	985,000	960,496
Public Storage Operating
6.084%, SOFRINDX + 0.700%, 04/16/27(B)	975,000	978,003

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Store Capital
4.500%, 03/15/28	$1,000,000	$966,759
Vornado Realty
3.500%, 01/15/25	516,000	510,367

		5,168,122

UTILITIES — 2.1%
Alliant Energy Finance
5.400%, 06/06/27(A)	955,000	968,212
Black Hills
1.037%, 08/23/24	1,226,000	1,222,277
Georgia Power
5.004%, 02/23/27	960,000	969,360
NextEra Energy Capital Holdings
1.875%, 01/15/27	1,010,000	942,155

		4,102,004

Total Corporate Obligations
(Cost $56,889,538)		57,236,274
ASSET-BACKED SECURITIES — 15.4%

Automotive — 2.4%
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	807,076	814,991
Flagship Credit Auto Trust, Ser 2021-3, Cl C
1.460%, 09/15/27 (A)	1,000,000	963,548
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.350%, 07/15/27	1,072,049	1,046,965
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/27	862,222	841,154
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	1,000,000	976,917
		4,643,575
Other ABS — 13.0%
Affirm Asset Securitization Trust, Ser 2023-B, Cl 1A
6.820%, 09/15/28 (A)	950,000	965,688
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/29 (A)	627,510	628,570
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
4.213%, 12/16/41 (A)(C)	187,431	185,876
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
6.979%, TSFR3M + 1.632%, 09/22/31 (A)(B)	177,458	177,435
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.543%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,100,000	1,076,625

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JULY 31, 2024
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
California Street CLO IX, Ser 2021-9A, Cl AR3
6.648%, TSFR3M + 1.362%, 07/16/32 (A)(B)	$592,000	$592,359
Carlyle US CLO, Ser 2021-2A, Cl A1R
6.683%, TSFR3M + 1.382%, 07/15/32 (A)(B)	950,000	951,647
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
7.082%, TSFR3M + 1.750%, 07/15/36 (A)(B)	785,000	784,516
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
7.030%, TSFR3M + 1.712%, 10/01/32 (A)(B)	1,113,000	1,113,327
Dryden LXXII CLO, Ser 2021-72A, Cl AR
6.664%, TSFR3M + 1.342%, 05/15/32 (A)(B)	950,000	951,203
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
6.863%, TSFR3M + 1.562%, 04/15/31 (A)(B)	400,974	400,780
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
7.251%, TSFR3M + 1.950%, 01/15/30 (A)(B)	637,000	636,582
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
6.938%, TSFR3M + 1.620%, 04/20/34 (A)(B)	450,000	449,762
Gracie Point International Funding, Ser 2023-1A, Cl A
7.299%, SOFR90A + 1.950%, 09/01/26 (A)(B)	785,775	791,223
Guggenheim MM CLO, Ser 2021-3A, Cl A
7.094%, TSFR3M + 1.812%, 01/21/34 (A)(B)	365,000	365,368
KKR Lending Partners III CLO, Ser 2021-1A, Cl B
7.444%, TSFR3M + 2.162%, 10/20/30 (A)(B)	592,000	591,788
MCF CLO VIII, Ser 2024-1A, Cl AR
7.249%, TSFR3M + 1.950%, 04/18/36 (A)(B)	950,000	951,395
Mercury Financial Credit Card Master Trust, Ser 2023-1A, Cl A
8.040%, 09/20/27 (A)	950,000	956,165
Monroe Capital Mml Clo XI, Ser 2021-1A, Cl A1
7.137%, TSFR3M + 1.812%, 05/20/33 (A)(B)	925,000	926,243

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	$44,843	$44,270
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
6.312%, SOFR30A + 0.964%, 07/27/37 (A)(B)	831,905	831,577
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,610,000	1,434,453
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (A)	769,582	771,919
Pagaya AI Debt Trust, Ser 2024-2, Cl A
6.319%, 08/15/31 (A)	686,291	689,028
PSBDC 1A A, Ser 2024-1A, Cl A
6.925%, TSFR3M + 1.600%, 07/15/37 (A)(B)	950,000	949,552
RIN II, Ser 2019-1A, Cl A
7.246%, TSFR3M + 1.912%, 09/10/30 (A)(B)	352,880	353,353
SLM Student Loan Trust, Ser 2006-10, Cl A6
5.771%, SOFR90A + 0.412%, 03/25/44 (B)	966,254	943,354
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	978,450	911,117
TCW CLO, Ser 2022-2A, Cl A1R
6.562%, TSFR3M + 1.280%, 10/20/32 (A)(B)	1,300,000	1,302,379
Trinitas CLO XIV, Ser 2024-14A, Cl A2R
6.825%, TSFR3M + 1.540%, 01/25/34 (A)(B)	940,000	940,583
Twin Brook CLO, Ser 2024-1A, Cl A
7.192%, TSFR3M + 1.900%, 07/20/36 (A)(B)	750,000	750,000
Venture XXXVIII CLO, Ser 2021-38A, Cl A1R
6.677%, TSFR3M + 1.422%, 07/30/32 (A)(B)	1,275,000	1,277,856
Wellfleet CLO, Ser 2021-1A, Cl BR4
7.094%, TSFR3M + 1.812%, 07/20/29 (A)(B)	301,696	301,705
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/43 (A)(C)	176,998	172,573
		25,170,271
Total Asset-Backed Securities
(Cost $29,659,031)		29,813,846

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JULY 31, 2024
(Unaudited)

MORTGAGE-BACKED SECURITIES — 7.9%
	Face Amount	Value
Agency Mortgage-Backed Obligations — 4.6%
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	$2,815,818	$2,637,161
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	2,928,858	2,713,420
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	3,644,760	3,640,594
		8,991,175
Non-Agency Mortgage-Backed Obligations — 3.3%
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (A)(B)	767,148	768,795
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A7A
6.000%, 07/25/54 (A)(B)	650,000	650,065
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	100,318	88,338
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.646%, 08/25/48 (A)(B)	718,000	701,949
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.659%, 11/25/49 (A)(B)	750,000	743,886
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	898,240	832,937
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	811,771	750,867
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.767%, 07/25/44 (A)(B)	627	625
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	958,031	899,816
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.436%, 04/25/43 (B)	59,839	56,724
Sequoia Mortgage Trust, Ser 2024-5, Cl A11
6.000%, 06/25/54 (A)(B)	743,756	746,615
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	151,470	134,133
		6,374,750
Total Mortgage-Backed Securities
(Cost $15,568,397)		15,365,925
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%

FHLMC
6.000%, 01/01/37	790	806
6.000%, 11/01/37	975	1,003
5.500%, 07/01/34	918	938
4.000%, 03/01/39	2,524	2,422

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
FNMA
6.000%, 05/01/36	$225	$234
6.000%, 08/01/36	247	258
5.500%, 07/01/38	1,412	1,435
GNMA
6.000%, 03/15/32	446	465
6.000%, 09/15/33	3,656	3,717
6.000%, 09/15/37	1,465	1,529
5.500%, 06/15/38	675	692
5.000%, 06/15/33	825	837

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $15,387)		14,336
Total Investments in Securities— 98.0%
(Cost $188,703,671)		$189,591,201

Percentages are based on Net Assets of $193,455,017.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2024 was $40,348,058 and represented 20.9% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-002-1900

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 36.5%
	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/42	$4,150,000	$3,945,742
4.000%, 11/15/52	5,500,000	5,173,867
3.750%, 08/15/41	6,900,000	6,432,633
3.000%, 05/15/45	2,975,000	2,389,529
3.000%, 08/15/52	250,000	194,316
2.875%, 05/15/52	4,500,000	3,408,047
2.250%, 08/15/46	4,750,000	3,276,016
1.875%, 11/15/51	2,250,000	1,350,439
1.250%, 05/15/50	1,850,000	950,076
U.S. Treasury Notes
4.625%, 06/30/26	3,000,000	3,017,461
4.125%, 11/15/32	2,750,000	2,771,055
3.875%, 01/15/26	6,800,000	6,739,969
3.875%, 12/31/27	10,750,000	10,701,709
3.875%, 09/30/29	1,500,000	1,494,902
2.750%, 05/31/29	14,500,000	13,738,750
2.750%, 08/15/32	6,500,000	5,939,375
2.625%, 05/31/27	11,600,000	11,149,141
1.375%, 11/15/31	1,000,000	836,016
0.625%, 05/15/30	2,050,000	1,699,578

Total U.S. Treasury Obligations
(Cost $90,417,474)		85,208,621
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 23.9%

FHLMC
6.000%, 01/01/53	1,442,939	1,467,309
6.000%, 05/01/53	803,732	818,117
5.500%, 11/01/52	815,380	819,237
5.500%, 01/01/53	1,515,318	1,521,802
5.000%, 12/01/52	775,799	765,081
5.000%, 04/01/53	818,229	806,039
4.500%, 12/01/48	116,827	113,963
4.500%, 09/01/52	712,990	687,701
4.000%, 02/01/47	217,586	208,730
4.000%, 11/01/47	205,409	197,589
4.000%, 11/01/48	72,494	69,506
4.000%, 04/01/52	1,188,133	1,116,685
3.500%, 11/01/44	200,492	187,051
3.500%, 04/01/46	126,227	117,216
3.500%, 07/01/47	270,909	250,728
3.500%, 12/01/48	169,087	156,437
3.500%, 04/01/52	944,685	863,553
3.000%, 02/01/45	216,842	196,028
3.000%, 08/01/45	107,783	96,841
3.000%, 02/01/48	128,763	114,896
3.000%, 04/01/50	450,599	400,170
2.500%, 02/01/30	101,785	97,085
2.500%, 01/01/52	1,768,671	1,495,238
2.500%, 04/01/52	1,708,623	1,447,045
2.000%, 08/01/50	986,683	802,330
2.000%, 10/01/50	290,518	235,624
2.000%, 05/01/51	2,394,157	1,926,559

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.213%, 02/25/43(A)	$54,134	$49,158
FNMA
6.500%, 01/01/53	778,739	803,182
6.500%, 03/01/53	762,049	781,590
6.500%, 05/01/53	742,762	762,689
6.500%, 06/01/53	744,983	765,225
6.500%, 08/01/53	1,648,845	1,697,142
6.000%, 12/01/52	706,978	719,501
6.000%, 04/01/53	762,368	775,229
6.000%, 05/01/53	776,113	790,522
6.000%, 06/01/53	908,599	923,927
5.500%, 03/01/53	767,308	769,652
5.500%, 04/01/53	801,409	803,866
5.500%, 05/01/53	769,773	771,182
5.000%, 12/01/37	666,480	668,678
5.000%, 09/01/52	694,435	684,746
5.000%, 11/01/52	759,267	748,493
5.000%, 01/01/53	718,496	708,356
4.500%, 12/01/37	668,236	664,367
4.500%, 02/01/41	307,720	305,133
4.500%, 03/01/48	184,825	181,021
4.500%, 10/01/52	774,468	747,019
4.500%, 01/01/53	1,179,719	1,137,682
4.000%, 03/01/35	80,051	78,472
4.000%, 01/01/42	239,850	231,593
4.000%, 05/01/49	203,879	194,488
4.000%, 10/01/52	936,991	879,608
3.500%, 02/01/47	240,773	224,572
3.500%, 12/01/47	116,349	107,301
3.500%, 08/01/48	118,700	109,688
3.500%, 03/01/49	223,719	208,695
3.500%, 06/01/49	449,145	415,047
3.500%, 07/01/50	715,468	658,814
3.000%, 10/01/48	200,544	180,429
3.000%, 02/01/50	1,619,226	1,420,852
3.000%, 05/01/51	1,238,432	1,095,828
3.000%, 03/01/52	1,292,011	1,130,730
2.500%, 12/01/49	315,576	268,131
2.500%, 09/01/50	650,092	552,184
2.500%, 10/01/50	2,297,092	1,940,927
2.500%, 06/01/51	1,044,923	894,050
2.000%, 02/01/51	594,423	480,181
2.000%, 01/01/52	2,070,941	1,670,885
2.000%, 02/01/52	1,745,633	1,405,057
2.000%, 03/01/52	1,193,397	960,552
GNMA
6.000%, 08/20/52	755,968	769,421
5.500%, 12/20/52	1,020,283	1,027,167
4.000%, 07/20/48	84,177	80,404
4.000%, 05/20/52	717,729	677,702
3.500%, 06/20/48	505,264	468,806
3.000%, 06/20/51	916,400	826,642
2.500%, 09/20/51	2,162,103	1,860,363
2.000%, 11/20/51	2,275,650	1,886,386

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2024
(Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $57,676,250)		$55,941,895
CORPORATE OBLIGATIONS — 17.9%

COMMUNICATION SERVICES — 0.6%
Comcast
2.887%, 11/01/51	$314,000	201,310
2.650%, 02/01/30	240,000	217,168
Discovery Communications
4.125%, 05/15/29	635,000	589,242
NBN MTN
2.625%, 05/05/31(B)	600,000	525,066

		1,532,786

CONSUMER DISCRETIONARY — 0.5%
Mars
2.375%, 07/16/40(B)	540,000	373,919
Tiffany
4.900%, 10/01/44	759,000	732,937

		1,106,856

CONSUMER STAPLES — 1.6%
7-Eleven
2.800%, 02/10/51(B)	940,000	576,187
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	302,972
Bunge Finance
2.750%, 05/14/31	1,150,000	1,008,671
Conagra Brands
4.600%, 11/01/25	465,000	462,241
JBS USA Holding Lux Sarl
7.250%, 11/15/53(B)	1,000,000	1,103,758
Mondelez International
1.500%, 02/04/31	535,000	437,123

		3,890,952

ENERGY — 2.1%
Apache
7.750%, 12/15/29	950,000	1,049,348
Boardwalk Pipelines
4.800%, 05/03/29	480,000	477,180
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	513,616
Energy Transfer
5.600%, 09/01/34	1,100,000	1,116,117
MarkWest Energy Partners
4.875%, 06/01/25	375,000	370,495
Patterson-UTI Energy
7.150%, 10/01/33	900,000	971,516
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	470,559

		4,968,831

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — 3.8%
Ares Capital
4.250%, 03/01/25	$570,000	$564,877
Ares Finance II
3.250%, 06/15/30(B)	645,000	592,477
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(A)	825,000	787,382
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	613,604
CI Financial
3.200%, 12/17/30	910,000	733,746
Franklin BSP Capital
7.200%, 06/15/29(B)	1,080,000	1,098,193
Goldman Sachs Group
6.165%, SOFRRATE + 0.790%, 12/09/26(A)	520,000	520,640
MSCI
3.250%, 08/15/33(B)	505,000	429,694
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A),(B)	750,000	648,092
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	940,853
Nuveen Finance
4.125%, 11/01/24(B)	400,000	398,410
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	616,796
Raymond James Financial
3.750%, 04/01/51	610,000	459,861
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A),(B)	555,000	406,798

		8,811,423

INDUSTRIALS — 2.3%
Ashtead Capital
1.500%, 08/12/26(B)	650,000	602,426
Canadian Pacific Railway
3.100%, 12/02/51	880,000	598,905
Daimler Truck Finance North America
2.500%, 12/14/31(B)	940,000	795,412
Delta Air Lines
2.900%, 10/28/24	455,000	451,407
Howmet Aerospace
3.000%, 01/15/29	495,000	455,926
Masco
6.500%, 08/15/32	317,000	343,565
Northern Group Housing
5.605%, 08/15/33(B)	451,243	457,337
Owens Corning
5.950%, 06/15/54	1,079,000	1,109,575

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Westinghouse Air Brake Technologies
3.200%, 06/15/25	$530,000	$519,846

		5,334,399

INFORMATION TECHNOLOGY — 1.9%
Constellation Software
5.461%, 02/16/34(B)	1,040,000	1,064,773
Infor
1.750%, 07/15/25(B)	335,000	322,608
Microsoft
2.921%, 03/17/52	270,000	189,646
NXP BV
5.550%, 12/01/28	245,000	251,593
Oracle
2.875%, 03/25/31	600,000	530,884
Roper Technologies
2.950%, 09/15/29	420,000	386,398
Teledyne Technologies
2.250%, 04/01/28	420,000	384,308
VMware
1.800%, 08/15/28	625,000	556,985
Vontier
1.800%, 04/01/26	590,000	556,850

		4,244,045

MATERIALS — 1.5%
Anglo American Capital
4.500%, 03/15/28(B)	525,000	516,612
Berry Global
1.650%, 01/15/27	625,000	577,507
CF Industries
4.500%, 12/01/26(B)	520,000	513,037
Martin Marietta Materials
2.400%, 07/15/31	865,000	736,657
Sealed Air
1.573%, 10/15/26(B)	835,000	770,925
Silgan Holdings
1.400%, 04/01/26(B)	420,000	392,142

		3,506,880

REAL ESTATE — 1.6%
Alexandria Real Estate Equities
2.000%, 05/18/32	745,000	597,761
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	402,848
Extra Space Storage
2.350%, 03/15/32	730,000	596,839
NNN REIT
2.500%, 04/15/30	700,000	614,397
Store Capital
4.500%, 03/15/28	380,000	367,368
2.700%, 12/01/31	700,000	576,222

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
UDR
3.000%, 08/15/31	$560,000	$496,396

		3,651,831

UTILITIES — 2.0%
Black Hills
1.037%, 08/23/24	332,000	330,992
DPL
4.350%, 04/15/29	425,000	399,091
Duquesne Light Holdings
2.532%, 10/01/30(B)	540,000	460,228
Emera US Finance
4.750%, 06/15/46	250,000	210,769
Entergy Arkansas
5.750%, 06/01/54	1,080,000	1,105,373
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	569,413
Monongahela Power
3.550%, 05/15/27(B)	550,000	531,021
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,108,405

		4,715,292

Total Corporate Obligations
(Cost $45,406,181)		41,763,295
MORTGAGE-BACKED SECURITIES — 11.3%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33	1,000,000	1,047,999

Non-Agency Mortgage-Backed Obligations — 10.9%
Chase Home Lending Mortgage Trust Series, Ser 2024-4, Cl A4
6.000%, 03/25/55 (A),(B)	1,169,634	1,178,790
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A3A
6.000%, 07/25/54 (A),(B)	1,000,000	997,578
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A),(B)	817,994	806,534
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A),(B)	131,455	116,976
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A),(B)	113,949	102,840
FHLMC
6.000%, 03/01/53	4,947,807	5,023,393
5.500%, 04/01/53	2,503,920	2,507,506
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.884%, 04/25/50 (A),(B)	378,538	359,793
FNMA
5.500%, 03/01/53	2,523,614	2,529,134

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2024
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B),(C)	$224,536	$235,699
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A),(B)	1,154,539	1,005,123
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A),(B)	1,570,608	1,372,101
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.767%, 07/25/44 (A),(B)	577	574
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A),(B)	1,102,930	958,247
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A),(B)	1,530,523	1,330,538
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A),(B)	1,689,009	1,500,750
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	104,902	103,556
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-2, Cl A5
6.000%, 03/25/54 (A),(B)	900,150	900,775
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A),(B)	1,180,311	1,021,565
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A),(B)	1,709,337	1,517,507
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	621,942	565,554
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A),(B)	22,198	20,286
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A),(B)	43,624	39,307
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A),(B)	41,995	40,180
Sequoia Mortgage Trust, Ser 2024-7, Cl A2
6.000%, 08/25/54 (A),(B)	1,200,000	1,199,484
		25,433,790

Total Mortgage-Backed Securities
(Cost $27,425,263)		26,481,789

ASSET-BACKED SECURITIES — 6.7%
	Face Amount	Value
Other ABS — 6.7%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.543%, TSFR1M + 1.214%, 09/15/36 (A),(B)	$1,195,000	$1,169,606
Dryden 87 CLO, Ser 2021-87A, Cl A1
6.687%, TSFR3M + 1.362%, 05/20/34 (A),(B)	1,100,000	1,103,331
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
6.938%, TSFR3M + 1.620%, 04/20/34 (A),(B)	500,000	499,735
GS Mortgage Securities Trust, Ser GSA2, Cl A3
1.560%, 12/12/53	1,200,000	1,013,493
MCF CLO VIII, Ser 2024-1A, Cl AR
7.249%, TSFR3M + 1.950%, 04/18/36 (A),(B)	1,000,000	1,001,468
Monroe Capital Mml Clo XI, Ser 2021-1A, Cl A1
7.137%, TSFR3M + 1.812%, 05/20/33 (A),(B)	1,025,000	1,026,378
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (B)	1,750,000	1,559,188
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
6.962%, SOFR30A + 1.614%, 11/25/65 (A),(B)	1,050,000	1,046,654
PSBDC 1A A, Ser 2024-1A, Cl A
6.925%, TSFR3M + 1.600%, 07/15/37 (A),(B)	1,000,000	999,528
RIN II, Ser 2019-1A, Cl A
7.246%, TSFR3M + 1.912%, 09/10/30 (A),(B)	380,122	380,631
SLM Student Loan Trust, Ser 2006-10, Cl A6
5.771%, SOFR90A + 0.412%, 03/25/44 (A)	1,162,015	1,134,475
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	1,059,853	986,918
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (B)	998,750	1,015,522
Subway Funding, Ser 2024-1A, Cl A23
6.505%, 07/30/54 (B)	1,000,000	1,039,143
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	857,629	875,204

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2024
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Twin Brook CLO, Ser 2024-1A, Cl A
7.192%, TSFR3M + 1.900%, 07/20/36 (A),(B)	$800,000	$800,000
		15,651,274

Total Asset-Backed Securities
(Cost $15,430,897)		15,651,274
MUNICIPAL BONDS — 2.9%

Colorado Housing and Finance Authority, RB
5.619%, 11/01/38	965,000	976,606
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	238,658
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	484,348
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	90,581	87,875
Idaho Housing & Finance Association, Ser D-1, RB
5.713%, 07/01/38	940,000	956,813
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	159,176
Michigan State Housing Development Authority, Ser C, RB
5.816%, 12/01/38	895,000	921,481
Minnesota Housing Finance Agency, RB
5.726%, 07/01/33	425,000	448,652
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	618,856
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	472,749
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	417,131
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	372,475
Washington State Housing Finance Commission, Ser 2T, RB
5.738%, 12/01/38	550,000	565,281

MUNICIPAL BONDS — continued
	Face Amount	Value

Total Municipal Bonds
(Cost $7,626,597)		$6,720,101
Total Investments in Securities— 99.2%
(Cost $243,982,662)		$231,766,975

Percentages are based on Net Assets of $233,528,533.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2024 was $42,797,427 and represented 18.3% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.0%
	Shares	Value
COMMUNICATION SERVICES — 6.9%
Alphabet, Cl A	13,639	$2,339,634
Electronic Arts	1,577	238,032
Interpublic Group of Companies (A)	9,537	306,806
Live Nation Entertainment *	5,780	555,978
Match Group *(A)	22,199	846,670
Meta Platforms, Cl A (A)	4,988	2,368,452
Omnicom Group (A)	20,672	2,026,683
		8,682,255
CONSUMER DISCRETIONARY — 16.8%
Airbnb, Cl A *	14,084	1,965,563
Autoliv	4,639	469,189
Booking Holdings	335	1,244,528
Burlington Stores *	3,045	792,674
Dick's Sporting Goods	9,525	2,060,734
eBay (A)	45,818	2,547,939
Etsy *	7,495	488,224
Expedia Group *	19,701	2,515,227
Lennar, Cl A (A)	3,550	628,102
NVR *	259	2,229,337
PulteGroup	17,817	2,351,844
Ralph Lauren, Cl A	5,870	1,030,713
Stellantis	26,000	433,940
Tapestry	6,872	275,499
Toll Brothers	4,665	665,742
Williams-Sonoma	10,112	1,564,124
		21,263,379
ENERGY — 1.6%
HF Sinclair	13,434	691,448
Marathon Petroleum	4,632	819,957
Noble PLC	9,610	453,784
		1,965,189
FINANCIALS — 9.8%
American Express	1,910	483,306
Ameriprise Financial (A)	3,056	1,314,294
Bank of America	48,095	1,938,709
Berkshire Hathaway, Cl B *(A)	5,664	2,483,664
Corpay *	6,411	1,870,858
Discover Financial Services (A)	7,021	1,010,954
JPMorgan Chase	4,885	1,039,528
Synchrony Financial (A)	36,102	1,833,621
XP, Cl A	25,261	432,216
		12,407,150
HEALTH CARE — 5.3%
Cardinal Health	19,947	2,011,256
Cencora, Cl A (A)	4,971	1,182,501
DaVita *	16,580	2,265,159
GRAIL *	1	8
Hologic *	10,065	821,405
United Therapeutics *(A)	1,456	456,150
		6,736,479
INDUSTRIALS — 4.0%
Advanced Drainage Systems	1,082	191,557
Caterpillar	2,072	717,327

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Expeditors International of Washington	14,022	$1,750,226
Owens Corning (A)	12,822	2,389,764
		5,048,874
INFORMATION TECHNOLOGY — 22.1%
Adobe *(A)	2,907	1,603,646
Akamai Technologies *	10,088	991,449
Apple (A)	12,437	2,762,009
Applied Materials	4,621	980,576
AppLovin, Cl A *(A)	29,622	2,283,856
Autodesk *(A)	3,748	927,705
Check Point Software Technologies *(A)	3,727	683,718
Cisco Systems (A)	30,268	1,466,485
Dell Technologies, Cl C	7,718	877,382
F5 *	5,012	1,020,644
Fortinet *	8,167	474,013
International Business Machines (A)	8,302	1,595,146
Jabil	2,778	312,997
KLA (A)	1,214	999,207
Lam Research (A)	1,468	1,352,380
Logitech International	16,344	1,480,276
Microsoft (A)	5,569	2,329,791
NetApp (A)	21,357	2,711,912
Oracle	6,730	938,499
QUALCOMM	5,707	1,032,682
Skyworks Solutions	8,918	1,013,263
		27,837,636
MATERIALS — 0.5%
Dow (A)	4,371	238,088
Packaging Corp of America	1,803	360,366
		598,454
Total Common Stock
(Cost $67,767,470)		84,539,416
Total Investments in Securities— 67.0%
(Cost $67,767,470)		$84,539,416

SECURITIES SOLD SHORT
COMMON STOCK — (18.8)%
	Shares	Value
COMMUNICATION SERVICES — (0.8)%
Trade Desk, Cl A *	(11,579)	(1,040,720)

CONSUMER DISCRETIONARY — (0.4)%
Chewy, Cl A *	(18,177)	(439,520)

CONSUMER STAPLES — (1.3)%
Brown-Forman, Cl B	(20,149)	(909,929)
Keurig Dr Pepper	(21,257)	(728,690)
		(1,638,619)
FINANCIALS — (0.4)%
Block, Cl A *	(7,787)	(481,860)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (5.0)%
Catalent *	(18,510)	$(1,098,383)
Cooper	(16,574)	(1,546,851)
GRAIL *	(2,806)	(43,149)
Illumina *	(16,833)	(2,063,726)
Insulet *	(4,790)	(930,937)
Penumbra *	(3,682)	(615,225)
		(6,298,271)
INDUSTRIALS — (4.5)%
Dayforce *	(8,018)	(475,307)
Elbit Systems	(8,095)	(1,456,938)
General Dynamics	(3,604)	(1,076,551)
HEICO	(9,379)	(2,263,528)
Toro	(4,686)	(448,591)
		(5,720,915)
INFORMATION TECHNOLOGY — (5.5)%
Advanced Micro Devices *	(12,766)	(1,844,432)
MicroStrategy, Cl A *	(746)	(1,204,372)
Palantir Technologies, Cl A *	(50,573)	(1,359,908)
Roper Technologies	(2,026)	(1,103,663)
Super Micro Computer *	(1,984)	(1,392,074)
		(6,904,449)
UTILITIES — (0.9)%
American Water Works	(8,103)	(1,153,543)

Total Common Stock
(Proceeds $23,046,761)		(23,677,897)
EXCHANGE TRADED FUNDS — (25.6)%
	Shares	Value
ARK Innovation ETF	(172,928)	(7,873,412)
ARK Next Generation Internet ETF	(96,442)	(7,502,223)
iShares Russell 1000 Value ETF	(72,107)	(13,223,703)
SPDR S&P Homebuilders ETF	(31,365)	(3,707,029)

Total Exchange Traded Funds
(Proceeds $30,994,453)		(32,306,367)

Total Securities Sold Short— (44.4)%
(Proceeds $54,041,214)		$(55,984,264)

Percentages are based on Net Assets of $126,172,044.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-007-1000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value
COMMUNICATION SERVICES — 5.9%
Alphabet, Cl A	12,194	$2,091,759
AT&T	291,284	5,607,217
Electronic Arts	7,869	1,187,747
Meta Platforms, Cl A	1,455	690,877
Walt Disney	40,080	3,755,095
		13,332,695
CONSUMER DISCRETIONARY — 6.3%
DR Horton	19,835	3,568,912
General Motors	78,684	3,487,275
Lennar, Cl A	20,001	3,538,777
TJX	30,927	3,495,369
		14,090,333
CONSUMER STAPLES — 8.9%
Colgate-Palmolive	38,456	3,814,451
General Mills	53,672	3,603,538
Mondelez International, Cl A	43,993	3,006,922
Monster Beverage *	57,923	2,980,138
PepsiCo	22,151	3,824,813
Performance Food Group *	39,679	2,737,851
		19,967,713
ENERGY — 10.2%
Canadian Natural Resources	107,257	3,805,478
ConocoPhillips	36,025	4,005,980
Exxon Mobil	96,621	11,458,296
Valero Energy	22,851	3,695,464
		22,965,218
FINANCIALS — 24.6%
Allstate	23,859	4,082,752
American Express	17,303	4,378,351
American International Group	47,834	3,789,888
Ameriprise Financial	8,471	3,643,123
Axis Capital Holdings	40,020	3,031,515
Bank of America	101,553	4,093,602
Berkshire Hathaway, Cl B *	12,904	5,658,404
First Horizon	166,759	2,789,878
Hartford Financial Services Group	25,943	2,877,598
JPMorgan Chase	25,628	5,453,638
Prudential Financial	27,636	3,463,343
Synovus Financial	67,037	3,133,980
Toronto-Dominion Bank	28,898	1,705,849
Visa, Cl A	3,496	928,782
Wells Fargo	102,945	6,108,756
		55,139,459
HEALTH CARE — 9.0%
Boston Scientific *	42,502	3,140,048
Cencora, Cl A	14,202	3,378,372
Exact Sciences *	21,183	967,639
Neurocrine Biosciences *	8,269	1,170,642
Quest Diagnostics	20,336	2,893,813
Select Medical Holdings	77,789	3,092,891
STERIS PLC	11,632	2,777,256
Stryker	8,519	2,789,547
		20,210,208

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 11.4%
3M	34,512	$4,402,006
AECOM	34,880	3,160,477
Copart *	9,539	499,176
CSX	81,266	2,852,437
Cummins	11,535	3,365,913
EMCOR Group	1,180	443,019
Emerson Electric	21,017	2,461,301
Quanta Services	4,443	1,179,083
Stanley Black & Decker	31,855	3,364,525
United Rentals	975	738,172
Waste Management	14,876	3,014,770
		25,480,879
INFORMATION TECHNOLOGY — 5.8%
Cisco Systems	80,493	3,899,886
Intel	18,489	568,352
Micron Technology	7,539	827,933
Microsoft	5,022	2,100,954
Motorola Solutions	7,927	3,162,239
Salesforce	9,143	2,366,208
		12,925,572
MATERIALS — 3.7%
Linde PLC	5,944	2,695,604
Steel Dynamics	21,097	2,810,542
Westlake	19,025	2,813,037
		8,319,183
REAL ESTATE — 5.0%
BXP ‡	33,723	2,404,787
Host Hotels & Resorts ‡	158,745	2,779,625
Iron Mountain ‡	28,030	2,874,757
Lamar Advertising, Cl A ‡	26,170	3,136,736
		11,195,905
UTILITIES — 6.1%
Entergy	34,002	3,943,212
FirstEnergy	93,035	3,899,097
Fortis	66,903	2,799,222
National Fuel Gas	46,838	2,744,238
Vistra	4,533	359,104
		13,744,873
Total Common Stock
(Cost $170,963,404)		217,372,038
Total Investments in Securities— 96.9%
(Cost $170,963,404)		$217,372,038

Percentages are based on Net Assets of $224,344,463.

*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-004-1900

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%#
	Shares	Value
COMMUNICATION SERVICES — 13.4%
Alphabet, Cl A	47,165	$8,090,684
Alphabet, Cl C	41,364	7,162,177
Meta Platforms, Cl A	15,890	7,545,049
Netflix *	4,624	2,905,490
Spotify Technology *	4,117	1,416,001
T-Mobile US	13,872	2,528,588
		29,647,989
CONSUMER DISCRETIONARY — 9.0%
AutoZone *	756	2,369,070
Chipotle Mexican Grill, Cl A *	38,963	2,116,470
DR Horton	10,761	1,936,227
Home Depot	10,172	3,744,924
Hyatt Hotels, Cl A	10,677	1,573,042
MercadoLibre *	1,008	1,682,251
Tesla *	14,965	3,472,927
TJX	26,987	3,050,071
		19,944,982
CONSUMER STAPLES — 4.8%
BJ's Wholesale Club Holdings *	25,978	2,285,025
Celsius Holdings *	19,110	894,921
Coca-Cola	35,983	2,401,506
General Mills	15,805	1,061,148
PepsiCo	16,814	2,903,273
Performance Food Group *	14,881	1,026,789
		10,572,662
ENERGY — 0.8%
Exxon Mobil	14,965	1,774,699

FINANCIALS — 8.2%
American Express	8,827	2,233,584
Berkshire Hathaway, Cl B *	10,172	4,460,422
Blackstone, Cl A	16,310	2,318,467
LPL Financial Holdings	6,725	1,489,722
Mastercard, Cl A	5,296	2,455,808
Progressive	10,845	2,322,131
Visa, Cl A	10,088	2,680,079
		17,960,213
HEALTH CARE — 6.7%
Boston Scientific *	33,545	2,478,305
Cencora, Cl A	8,323	1,979,875
Dexcom *	10,343	701,462
Edwards Lifesciences *	9,213	580,880
IDEXX Laboratories *	1,416	674,186
Insulet *	9,332	1,813,674
Intuitive Surgical *	4,287	1,906,043
IQVIA Holdings *	3,278	807,142
Neurocrine Biosciences *	11,938	1,690,063
Stryker	6,641	2,174,595
		14,806,225
INDUSTRIALS — 8.3%
Builders FirstSource *	8,239	1,378,961
Caterpillar	7,902	2,735,672
Chart Industries *	10,761	1,733,382
Deere	1,997	742,844

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
EMCOR Group	3,194	$1,199,155
Ferguson PLC	8,743	1,946,629
Stanley Black & Decker	16,478	1,740,406
Uber Technologies *	32,452	2,092,181
Union Pacific	5,128	1,265,232
United Rentals	1,849	1,399,878
Waste Management	9,920	2,010,387
		18,244,727
INFORMATION TECHNOLOGY — 41.1%
Adobe *	3,615	1,994,215
Advanced Micro Devices *	20,177	2,915,173
Apple	91,641	20,351,633
Arista Networks *	3,615	1,252,778
Broadcom	38,674	6,214,138
HubSpot *	1,276	634,210
Intuit	2,606	1,686,994
KLA	3,026	2,490,610
Micron Technology	11,350	1,246,457
Microsoft	51,789	21,665,928
NVIDIA	149,652	17,512,277
Oracle	12,611	1,758,604
Palo Alto Networks *	4,708	1,528,829
QUALCOMM	11,938	2,160,181
Salesforce	11,097	2,871,904
ServiceNow *	3,362	2,737,979
Synopsys *	2,858	1,595,679
		90,617,589
MATERIALS — 1.7%
Ecolab	6,137	1,415,745
Linde PLC	5,212	2,363,642
		3,779,387
REAL ESTATE — 2.6%
Alexandria Real Estate Equities ‡	17,067	2,001,788
Iron Mountain ‡	36,151	3,707,647
		5,709,435
UTILITIES — 0.5%
Entergy	10,088	1,169,905

Total Common Stock
(Cost $143,576,395)		214,227,813
Total Investments in Securities— 97.1%
(Cost $143,576,395)		$214,227,813

Percentages are based on Net Assets of $220,542,970.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-003-1900

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
COMMUNICATION SERVICES — 1.3%
Cars.com *	57,907	$1,194,042
IMAX *	46,966	990,983
		2,185,025
CONSUMER DISCRETIONARY — 9.9%
Abercrombie & Fitch, Cl A *	4,492	662,480
BJ's Restaurants *	56,756	1,792,354
Boot Barn Holdings *	22,310	2,977,939
KB Home	36,600	3,150,528
Phinia	49,752	2,223,914
Playa Hotels & Resorts *	246,399	2,088,232
TRI Pointe Group *	63,588	2,877,357
YETI Holdings *	34,177	1,413,219
		17,186,023
CONSUMER STAPLES — 5.1%
Dole PLC	158,775	2,357,808
MGP Ingredients	10,869	886,367
Primo Water	90,431	1,983,152
Sprouts Farmers Market *	37,446	3,740,481
		8,967,808
ENERGY — 6.3%
Civitas Resources	21,269	1,483,725
International Seaways	21,013	1,176,728
Liberty Energy, Cl A	106,326	2,567,773
Matador Resources	30,157	1,854,052
PBF Energy, Cl A	29,981	1,221,726
Veren	114,505	893,139
Weatherford International *	14,700	1,732,542
		10,929,685
FINANCIALS — 18.7%
Axis Capital Holdings	30,914	2,341,736
Enterprise Financial Services	22,361	1,182,226
Essent Group	35,761	2,247,221
FirstCash Holdings	15,507	1,730,581
Hamilton Insurance Group, Cl B *	58,647	1,022,217
Hancock Whitney	31,194	1,707,248
Merchants Bancorp	46,103	2,074,635
OceanFirst Financial	67,835	1,232,562
OFG Bancorp	53,760	2,441,779
Old Second Bancorp	136,333	2,306,754
Piper Sandler	7,506	2,051,240
Popular	22,050	2,262,992
PROG Holdings	56,717	2,555,668
QCR Holdings	24,864	1,900,604
Synovus Financial	32,959	1,540,833
Valley National Bancorp	133,930	1,125,012
WaFd	40,212	1,431,145
Wintrust Financial	13,551	1,466,218
		32,620,671
HEALTH CARE — 17.5%
Axsome Therapeutics *	21,807	1,903,969
Denali Therapeutics *	34,875	849,904
Halozyme Therapeutics *	29,043	1,604,916
Insmed *	31,351	2,280,785
Integer Holdings *	17,652	2,096,352

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Intra-Cellular Therapies *	23,526	$1,851,967
Kiniksa Pharmaceuticals International, Cl A *	75,953	2,020,350
Lantheus Holdings *	21,606	2,264,957
Madrigal Pharmaceuticals *	2,694	766,874
Merit Medical Systems *	27,311	2,329,355
Merus *	13,980	741,499
Mirum Pharmaceuticals *	47,902	1,942,426
RadNet *	47,040	2,810,640
Twist Bioscience *	23,500	1,311,535
UFP Technologies *	6,529	2,099,661
Vericel *	36,841	1,861,208
Viking Therapeutics *	18,985	1,082,145
Viridian Therapeutics *	35,919	605,235
		30,423,778
INDUSTRIALS — 15.0%
Atkore	7,731	1,043,685
Brink's	27,158	2,987,109
CSW Industrials	5,927	1,922,837
Herc Holdings	15,200	2,368,768
IES Holdings *	14,916	2,296,617
JELD-WEN Holding *	109,212	1,822,748
Limbach Holdings *	37,531	2,391,475
Maximus	27,728	2,575,654
SkyWest *	27,901	2,230,406
SPX Technologies *	14,277	2,106,429
Standex International	12,694	2,371,239
Sterling Infrastructure *	17,586	2,046,307
		26,163,274
INFORMATION TECHNOLOGY — 11.4%
Aviat Networks *	47,143	1,461,433
Belden	18,686	1,732,005
Couchbase *	67,424	1,293,867
DigitalOcean Holdings *	51,056	1,691,485
DoubleVerify Holdings *	63,454	1,340,148
Fabrinet *	4,068	897,238
FormFactor *	45,145	2,417,966
Instructure Holdings *	44,832	1,047,275
LiveRamp Holdings *	35,584	1,077,484
MACOM Technology Solutions Holdings *	15,433	1,557,498
Marathon Digital Holdings *	14,427	283,779
Sprout Social, Cl A *	34,537	1,349,361
Ultra Clean Holdings *	42,960	1,858,450
Viavi Solutions *	82,143	660,430
Workiva, Cl A *	15,718	1,159,517
		19,827,936
MATERIALS — 4.1%
ATI *	45,457	3,077,894
Constellium, Cl A *	107,989	1,923,284
Summit Materials, Cl A *	49,777	2,079,683
		7,080,861
REAL ESTATE — 5.3%
Apple Hospitality ‡	72,099	1,066,344
Armada Hoffler Properties ‡	80,609	957,635

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
COPT Defense Properties ‡	45,276	$1,311,646
Plymouth Industrial ‡	44,405	1,062,168
Ryman Hospitality Properties ‡	21,944	2,205,591
Tanger ‡	93,765	2,709,808
		9,313,192
UTILITIES — 2.4%
Clearway Energy, Cl C	34,652	924,515
National Fuel Gas	33,999	1,992,002
Southwest Gas Holdings	17,556	1,301,953
		4,218,470
Total Common Stock
(Cost $129,033,383)		168,916,723
Total Investments in Securities— 97.0%
(Cost $129,033,383)		$168,916,723

Percentages are based on Net Assets of $174,186,157.

*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-004-1900

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%#
	Shares	Value
COMMUNICATION SERVICES — 9.5%
Advantage Solutions *	64	$257
Alphabet, Cl A	22,432	3,847,985
Alphabet, Cl C	20,145	3,488,107
Altice USA, Cl A *	747	1,561
AMC Entertainment Holdings, Cl A *	965	5,127
AMC Networks, Cl A *	112	1,247
Angi, Cl A *	243	564
Anterix *	66	2,657
AST SpaceMobile, Cl A *	424	8,768
AT&T	27,355	526,584
Atlanta Braves Holdings, Cl C *	138	5,993
ATN International	38	1,127
Bandwidth, Cl A *	88	2,008
Boston Omaha, Cl A *	110	1,617
Bumble, Cl A *	328	3,064
Cable One	16	6,614
Cardlytics *	152	1,260
Cargurus, Cl A *	311	7,719
Cars.com *	217	4,475
Charter Communications, Cl A *	374	142,015
Cinemark Holdings *	401	9,456
Clear Channel Outdoor Holdings, Cl A *	1,556	2,583
Cogent Communications Holdings	156	11,012
Comcast, Cl A	15,102	623,260
Consolidated Communications Holdings *	277	1,274
DHI Group *	148	314
EchoStar, Cl A *	446	8,953
Electronic Arts	925	139,619
Endeavor Group Holdings, Cl A	741	20,318
Entravision Communications, Cl A	227	497
Eventbrite, Cl A *	294	1,438
EverQuote, Cl A *	81	2,113
EW Scripps, Cl A *	222	835
Fox	910	34,616
Frontier Communications Parent *	776	22,737
fuboTV *	1,053	1,537
Gannett *	451	2,214
Globalstar *	2,780	3,364
Gogo *	223	2,025
Gray Television	303	1,948
IAC *	269	14,206
IDT, Cl B	61	2,332
iHeartMedia *	421	749
Innovid *	332	704
Integral Ad Science Holding *	591	6,016
Interpublic Group of Companies	1,449	46,614
Iridium Communications	404	11,595
John Wiley & Sons, Cl A	153	7,306
Liberty Broadband, Cl C *	433	29,180
Liberty Latin America, Cl C *	484	5,130

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Live Nation Entertainment *	554	$53,289
LiveOne *	327	556
Lumen Technologies *	3,610	11,372
Madison Square Garden Entertainment, Cl A *	148	5,845
Madison Square Garden Sports *	63	12,626
Magnite *	452	6,572
Marcus	85	1,070
Match Group *	1,019	38,865
MediaAlpha, Cl A *	142	2,083
Meta Platforms, Cl A	8,415	3,995,694
National CineMedia *	237	1,431
Netflix *	1,644	1,033,007
New York Times, Cl A	614	32,904
News	1,445	39,853
Nexstar Media Group, Cl A	121	22,360
Nextdoor Holdings *	572	1,624
NII Holdings *,(A)	46	100
Omnicom Group	744	72,942
Outbrain *	124	593
Paramount Global, Cl B	2,284	26,083
Pinterest, Cl A *	2,247	71,792
Playstudios *	326	707
PubMatic, Cl A *	142	3,118
QuinStreet *	180	3,366
Reservoir Media *	124	987
ROBLOX, Cl A *	1,876	77,892
Roku, Cl A *	479	27,883
Scholastic	87	2,726
Shenandoah Telecommunications	169	3,598
Shutterstock	90	3,980
Sinclair	131	2,015
Sirius XM Holdings	2,316	7,990
Snap, Cl A *	3,991	53,160
Sphere Entertainment *	98	4,359
Spok Holdings	73	1,119
Stagwell, Cl A *	413	2,759
Take-Two Interactive Software *	602	90,555
TechTarget *	95	3,040
TEGNA	641	10,211
Telephone and Data Systems	364	7,717
Thryv Holdings *	112	2,182
TKO Group Holdings, Cl A	256	27,994
T-Mobile US	1,685	307,142
Townsquare Media, Cl A	40	483
Trade Desk, Cl A *	1,682	151,178
TripAdvisor *	379	6,682
TrueCar *	261	955
United States Cellular *	52	2,795
Verizon Communications	16,092	652,048
Vimeo *	532	2,139
Vivid Seats, Cl A *	271	1,322
Walt Disney	7,038	659,390
Warner Bros Discovery *	8,438	72,992
WideOpenWest *	180	981
Yelp, Cl A *	242	8,816

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Ziff Davis *	167	$7,996
ZipRecruiter, Cl A *	255	2,336
ZoomInfo Technologies, Cl A *	1,220	13,859
		16,731,827
CONSUMER DISCRETIONARY — 7.7%
1-800-Flowers.com, Cl A *	104	1,077
1stdibs.com *	93	426
Aaron's	110	1,100
Abercrombie & Fitch, Cl A *	190	28,021
Academy Sports & Outdoors	280	15,140
Acushnet Holdings	106	7,693
Adient PLC *	331	8,527
ADT	1,399	10,884
Adtalem Global Education *	141	11,056
Advance Auto Parts	226	14,313
Airbnb, Cl A *	1,612	224,971
A-Mark Precious Metals	65	2,499
American Axle & Manufacturing Holdings *	409	3,039
American Eagle Outfitters	695	15,325
American Outdoor Brands *	44	410
American Public Education *	61	1,218
America's Car-Mart *	21	1,454
Aramark	1,000	34,270
Arhaus, Cl A	187	2,841
Arko	277	1,814
Asbury Automotive Group *	78	20,999
AutoNation *	104	19,835
AutoZone *	66	206,824
BARK *	376	583
Bassett Furniture Industries	30	394
Bath & Body Works	853	31,348
Beazer Homes USA *	106	3,569
Best Buy	741	64,111
Beyond *	167	1,887
Big Lots *	98	100
Biglari Holdings, Cl B *	8	1,606
BJ's Restaurants *	79	2,495
Bloomin' Brands	315	6,568
Booking Holdings	130	482,951
Boot Barn Holdings *	115	15,350
BorgWarner	879	31,037
Bowlero	307	3,976
Bright Horizons Family Solutions *	220	26,455
Brinker International *	167	11,157
Brunswick	257	20,933
Buckle	112	4,837
Build-A-Bear Workshop, Cl A	47	1,275
Burlington Stores *	244	63,518
Caleres	124	4,781
Camping World Holdings, Cl A	162	3,707
Canoo *	212	426
Capri Holdings *	436	14,623
CarMax *	596	50,326
Carnival *	3,616	60,243

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Carriage Services, Cl A	49	$1,571
Carter's	131	7,932
Carvana, Cl A *	277	36,905
Cato, Cl A	62	317
Cava Group *	336	28,298
Cavco Industries *	29	12,024
Century Communities	105	10,995
Cheesecake Factory	166	6,456
Chegg *	369	1,258
Chewy, Cl A *	505	12,211
Chipotle Mexican Grill, Cl A *	5,050	274,316
Choice Hotels International	115	14,657
Chuy's Holdings *	63	2,337
Citi Trends *	30	588
Columbia Sportswear	124	10,131
ContextLogic, Cl A *	76	411
Coursera *	531	4,938
Cracker Barrel Old Country Store	80	3,666
Cricut, Cl A	170	1,056
Crocs *	224	30,099
Dana	529	6,724
Darden Restaurants	456	66,708
Dave & Buster's Entertainment *	145	5,453
Deckers Outdoor *	98	90,418
Denny's *	184	1,354
Designer Brands, Cl A	154	1,257
Destination XL Group *	188	701
Dick's Sporting Goods	218	47,164
Dillard's, Cl A	31	12,356
Dine Brands Global	55	1,971
Domino's Pizza	133	57,017
DoorDash, Cl A *	1,298	143,715
Dorman Products *	96	9,732
DR Horton	1,090	196,124
Dream Finders Homes, Cl A *	89	2,808
Duluth Holdings, Cl B *	74	269
Duolingo, Cl A *	138	23,728
Dutch Bros, Cl A *	267	10,213
eBay	2,047	113,834
El Pollo Loco Holdings *	91	1,097
Escalade	33	491
Ethan Allen Interiors	85	2,624
Etsy *	511	33,287
European Wax Center, Cl A *	116	1,089
EVgo, Cl A *	344	1,321
Expedia Group *	500	63,835
Figs, Cl A *	563	3,659
First Watch Restaurant Group *	115	1,871
Five Below *	207	15,057
Flexsteel Industries	13	493
Floor & Decor Holdings, Cl A *	405	39,690
Foot Locker	297	8,631
Ford Motor	14,929	161,532
Fox Factory Holding *	155	8,275
Frontdoor *	293	11,562
Funko, Cl A *	114	1,139

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
GameStop, Cl A *	1,015	$23,010
Gap	844	19,817
Garmin	590	101,038
Garrett Motion *	846	7,411
General Motors	4,404	195,185
Genesco *	39	1,202
Gentex	886	27,519
Gentherm *	115	6,346
Genuine Parts	534	78,557
G-III Apparel Group *	146	4,025
Goodyear Tire & Rubber *	1,075	12,577
GoPro, Cl A *	437	664
Graham Holdings, Cl B	12	9,298
Grand Canyon Education *	113	17,622
Green Brick Partners *	149	10,899
Group 1 Automotive	50	18,286
Groupon, Cl A *	77	1,026
GrowGeneration *	208	480
Guess?	94	2,261
H&R Block	530	30,708
Hamilton Beach Brands Holding, Cl A	21	410
Hanesbrands *	1,284	7,627
Harley-Davidson	521	19,537
Hasbro	499	32,166
Haverty Furniture	51	1,493
Helen of Troy *	87	5,143
Hilton Grand Vacations *	263	11,364
Hilton Worldwide Holdings	947	203,292
Holley *	197	776
Home Depot	3,785	1,393,486
Hooker Furnishings	38	580
Hovnanian Enterprises, Cl A *	17	3,568
Hyatt Hotels, Cl A	168	24,751
Installed Building Products	90	24,331
iRobot *	102	1,203
J Jill	18	692
Jack in the Box	71	4,220
JAKKS Pacific *	29	610
Johnson Outdoors, Cl A	31	1,314
KB Home	282	24,275
Kohl's	396	8,577
Kontoor Brands	210	14,731
Krispy Kreme	293	3,115
Kura Sushi USA, Cl A *	22	1,265
Lands' End *	42	743
Landsea Homes *	53	646
Latham Group *	136	495
Laureate Education, Cl A	473	7,331
La-Z-Boy, Cl Z	156	6,886
LCI Industries	90	10,502
Lear	218	26,605
Legacy Housing *	37	1,054
Leggett & Platt	485	6,387
Lennar, Cl A	916	162,068
Leslie's *	650	1,917

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Levi Strauss, Cl A	324	$5,939
LGI Homes *	76	8,745
Life Time Group Holdings *	216	4,486
Lifetime Brands	42	363
Lincoln Educational Services *	102	1,439
Lindblad Expeditions Holdings *	134	1,154
Lithia Motors, Cl A	104	28,738
LKQ	1,018	42,247
Lovesac *	50	1,368
Lowe's	2,200	540,122
Lucid Group *	3,178	11,187
Luminar Technologies, Cl A *	1,008	1,673
M/I Homes *	106	17,684
Macy's	1,041	17,989
Malibu Boats, Cl A *	73	2,777
Marine Products	39	413
MarineMax *	73	2,546
Marriott International, Cl A	932	211,844
Marriott Vacations Worldwide	118	9,980
MasterCraft Boat Holdings *	61	1,335
Mattel *	1,295	24,981
McDonald's	2,766	734,096
Meritage Homes	135	27,387
Mister Car Wash *	324	2,462
Modine Manufacturing *	196	23,061
Mohawk Industries *	204	32,858
Monro	108	3,329
Motorcar Parts of America *	69	417
Movado Group	56	1,450
Murphy USA	80	40,394
Nathan's Famous	10	750
National Vision Holdings *	284	4,107
Nerdy *	268	464
NIKE, Cl B	4,456	333,576
Nordstrom	362	8,265
Norwegian Cruise Line Holdings *	1,610	29,672
NVR *	11	94,682
ODP *	131	5,535
Ollie's Bargain Outlet Holdings *	235	22,945
ONE Group Hospitality *	91	461
OneWater Marine, Cl A *	40	987
O'Reilly Automotive *	224	252,300
Oxford Industries	56	5,898
Papa John's International	119	5,263
Patrick Industries	79	10,117
Peloton Interactive, Cl A *	1,164	4,144
Penske Automotive Group	69	12,014
Perdoceo Education	236	5,850
Petco Health & Wellness, Cl A *	518	1,792
PetMed Express	74	280
Phinia	168	7,510
Planet Fitness, Cl A *	333	24,542
Polaris	204	16,989
Pool	143	53,488
Portillo's, Cl A *	206	2,134
Potbelly *	86	628

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
PulteGroup	809	$106,788
Purple Innovation, Cl A *	368	508
PVH	220	22,438
QuantumScape, Cl A *	1,249	8,069
Qurate Retail *	1,266	907
Ralph Lauren, Cl A	144	25,285
RealReal *	298	1,115
Red Robin Gourmet Burgers *	51	286
Revolve Group, Cl A *	140	2,709
RH *	57	16,535
Rivian Automotive, Cl A *	2,681	43,995
Rocky Brands	25	857
Ross Stores	1,258	180,183
Royal Caribbean Cruises *	900	141,048
RumbleON, Cl B *	81	334
Sabre *	1,320	4,528
Sally Beauty Holdings *	382	4,374
Savers Value Village *	596	6,073
Service International	544	43,471
Shake Shack, Cl A *	143	12,530
Shoe Carnival	59	2,506
Signet Jewelers	163	13,713
Six Flags Entertainment	177	8,453
Skechers USA, Cl A *	507	33,021
Skyline Champion *	216	17,606
Sleep Number *	77	909
Solid Power *	491	923
Sonic Automotive, Cl A	47	2,798
Sonos *	449	6,061
Sportsman's Warehouse Holdings *	133	339
Standard Motor Products	72	2,357
Starbucks	4,223	329,183
Steven Madden	258	11,698
Stitch Fix, Cl A *	318	1,498
Stoneridge *	97	1,631
Strategic Education	88	9,275
Stride *	152	11,549
Superior Group of	42	837
Sweetgreen, Cl A *	348	9,563
Tapestry	877	35,159
Target Hospitality *	118	1,104
Taylor Morrison Home, Cl A *	398	26,698
Tempur Sealy International	643	33,661
Tesla *	10,579	2,455,069
Texas Roadhouse, Cl A	255	44,526
Thor Industries	194	20,591
ThredUp, Cl A *	284	596
Tile Shop Holdings *	95	686
Tilly's, Cl A *	82	481
TJX	4,342	490,733
Toll Brothers	396	56,513
TopBuild *	121	57,903
Topgolf Callaway Brands *	515	8,497
Tractor Supply	413	108,751
Traeger *	204	498
Travel + Leisure	262	12,076

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
TRI Pointe Group *	358	$16,199
Udemy *	291	2,689
Ulta Beauty *	185	67,505
Under Armour, Cl A *	694	4,837
Unifi *	52	293
United Parks & Resorts *	242	12,741
Universal Electronics *	40	476
Universal Technical Institute *	184	3,485
Upbound Group, Cl A	177	6,678
Urban Outfitters *	217	9,993
Vail Resorts	144	26,209
Valvoline *	494	22,971
Vera Bradley *	83	571
VF	1,396	23,676
Victoria's Secret *	255	4,526
Visteon *	100	11,554
Vizio Holding, Cl A *	278	3,052
Warby Parker, Cl A *	313	5,155
Wayfair, Cl A *	322	17,526
Wendy's	718	12,156
Weyco Group	21	731
Whirlpool	203	20,700
Williams-Sonoma	460	71,153
Wingstop	110	41,127
Winmark	11	4,352
Winnebago Industries	105	6,565
Wolverine World Wide	291	4,327
Worthington Enterprises	114	5,690
WW International *	284	304
Wyndham Hotels & Resorts	304	23,019
Wynn Resorts	358	29,650
XPEL *	80	3,270
Xponential Fitness, Cl A *	84	1,442
YETI Holdings *	331	13,687
Yum! Brands	1,078	143,191
Zumiez *	59	1,500
		13,499,800
CONSUMER STAPLES — 3.4%
Alico	19	560
Andersons	119	6,489
Archer-Daniels-Midland	1,899	117,757
B&G Foods	283	2,439
Beauty Health *	287	531
BellRing Brands *	498	25,543
Beyond Meat *	222	1,394
BJ's Wholesale Club Holdings *	507	44,596
Boston Beer, Cl A *	34	9,527
BRC, Cl A *	223	1,273
Brown-Forman, Cl B	1,144	51,663
Bunge Global	545	57,350
Calavo Growers	61	1,451
Cal-Maine Foods	150	10,736
Campbell Soup	763	35,754
Casey's General Stores	141	54,685
Celsius Holdings *	616	28,847

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Central Garden & Pet, Cl A *	179	$6,150
Chefs' Warehouse *	127	5,282
Clorox	467	61,611
Coca-Cola	16,394	1,094,136
Coca-Cola Consolidated	20	22,918
Colgate-Palmolive	3,160	313,440
Conagra Brands	1,825	55,334
Constellation Brands, Cl A	587	143,909
Coty, Cl A *	1,528	15,204
Darling Ingredients *	608	24,156
Dollar General	841	101,248
Dollar Tree *	832	86,811
Duckhorn Portfolio *	184	1,336
Edgewell Personal Care	182	7,125
elf Beauty *	203	35,034
Energizer Holdings	241	7,420
Estee Lauder, Cl A	874	87,059
Flowers Foods	747	16,822
Fresh Del Monte Produce	137	3,432
Freshpet *	180	21,906
General Mills	2,160	145,023
Grocery Outlet Holding *	352	6,885
Hain Celestial Group *	330	2,554
Herbalife *	328	4,028
Hershey	571	112,761
HF Foods Group *	136	543
Honest *	219	817
Hormel Foods	1,120	35,963
Ingles Markets, Cl A	53	4,296
Ingredion	249	30,968
Inter Parfums	67	9,426
J&J Snack Foods	56	9,447
JM Smucker	399	47,053
John B Sanfilippo & Son	33	3,461
Kellanova	1,100	63,965
Kenvue	5,939	109,812
Keurig Dr Pepper	4,147	142,159
Kimberly-Clark	1,305	176,240
Kraft Heinz	4,620	162,670
Lamb Weston Holdings	543	32,591
Lancaster Colony	74	14,286
Limoneira	56	1,234
Maplebear *	397	13,693
McCormick	966	74,392
Medifast	39	855
MGP Ingredients	51	4,159
Mission Produce *	160	1,798
Molson Coors Beverage, Cl B	730	38,581
Mondelez International, Cl A	5,145	351,661
Monster Beverage *	2,894	148,896
National Beverage	80	3,903
Natural Grocers by Vitamin Cottage	27	737
Nature's Sunshine Products *	54	924
Nu Skin Enterprises, Cl A	178	1,997
Oil-Dri Corp of America	18	1,172

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Olaplex Holdings *	465	$967
PepsiCo	5,249	906,345
Performance Food Group *	581	40,089
Pilgrim's Pride *	151	6,226
Post Holdings *	209	22,856
PriceSmart	90	8,220
Reynolds Consumer Products	200	5,564
Seaboard	1	3,248
Seneca Foods, Cl A *	18	1,086
Simply Good Foods *	350	11,872
SpartanNash	126	2,661
Spectrum Brands Holdings	108	9,138
Sprouts Farmers Market *	370	36,959
Sysco	1,906	146,095
Target	1,765	265,474
Tootsie Roll Industries	52	1,613
TreeHouse Foods *	197	7,935
Tyson Foods, Cl A	1,070	65,163
United Natural Foods *	214	3,317
US Foods Holding *	933	50,746
USANA Health Sciences *	42	1,873
Utz Brands	246	3,651
Village Super Market, Cl A	33	1,045
Vita Coco *	141	3,643
Vital Farms *	100	3,649
Waldencast, Cl A *	51	160
WD-40	50	13,081
Weis Markets	60	4,527
Westrock Coffee *	107	1,059
Whole Earth Brands *	99	482
WK Kellogg	240	4,224
		5,952,846
ENERGY — 4.5%
Aemetis *	142	456
Amplify Energy *	135	1,014
Antero Midstream	1,274	18,295
Antero Resources *	1,078	31,283
APA	1,431	44,623
Archrock	496	10,282
Ardmore Shipping	137	2,970
Atlas Energy Solutions, Cl A	222	4,715
Baker Hughes, Cl A	3,827	148,181
Berry	267	1,832
Bristow Group *	101	3,833
Cactus, Cl A	249	15,717
California Resources	221	11,368
Centrus Energy, Cl A *	48	2,097
ChampionX	728	24,941
Cheniere Energy	874	159,627
Chesapeake Energy	417	31,830
Chevron	7,141	1,145,916
Chord Energy	157	26,996
Civitas Resources	309	21,561
Clean Energy Fuels *	600	1,710
CNX Resources *	564	14,929

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Comstock Resources	293	$2,775
ConocoPhillips	4,499	500,289
CONSOL Energy *	108	10,779
Core Laboratories	172	4,212
Coterra Energy	2,845	73,401
Crescent Energy, Cl A	514	6,287
CVR Energy	368	10,525
Delek US Holdings	230	5,469
Devon Energy	2,431	114,330
DHT Holdings	493	5,793
Diamond Offshore Drilling *	374	6,141
Diamondback Energy	678	137,166
DMC Global *	69	932
Dorian LPG	138	5,639
Dril-Quip *	125	2,165
DT Midstream	373	28,109
Empire Petroleum *	71	388
EOG Resources	2,217	281,116
Equities	2,185	75,409
Evolution Petroleum	110	618
Excelerate Energy, Cl A	91	1,832
Expro Group Holdings *	389	9,033
Exxon Mobil	17,278	2,049,018
Forum Energy Technologies *	41	756
FutureFuel	93	520
Gevo *	864	502
Granite Ridge Resources	192	1,315
Green Plains *	230	4,078
Gulfport Energy *	66	9,716
Hallador Energy *	88	700
Halliburton	3,394	117,704
Helix Energy Solutions Group *	527	6,219
Helmerich & Payne	367	14,834
Hess	1,066	163,546
Hess Midstream, Cl A	290	10,869
HF Sinclair	673	34,639
HighPeak Energy	76	1,278
International Seaways	125	7,000
Kinder Morgan	7,437	157,144
Kinetik Holdings, Cl A	143	5,932
KLX Energy Services Holdings *	49	338
Kodiak Gas Services	65	1,875
Liberty Energy, Cl A	619	14,949
Magnolia Oil & Gas, Cl A	660	17,978
Mammoth Energy Services *	169	679
Marathon Oil	2,225	62,411
Marathon Petroleum	1,381	244,465
Matador Resources	448	27,543
Murphy Oil	553	22,883
Nabors Industries *	32	3,291
NACCO Industries, Cl A	12	361
New Fortress Energy, Cl A	388	7,659
Newpark Resources *	278	2,296
NextDecade *	592	4,801
Noble PLC	425	20,069
Northern Oil & Gas	360	15,548

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
NOV	1,501	$31,251
Occidental Petroleum	3,400	206,788
Oceaneering International *	364	10,927
Oil States International *	222	1,270
ONEOK	2,232	185,993
Ovintiv	972	45,140
Par Pacific Holdings *	210	5,576
Patterson-UTI Energy	1,366	15,016
PBF Energy, Cl A	396	16,137
Peabody Energy	469	10,416
Permian Resources, Cl A	1,611	24,719
Phillips 66	1,640	238,587
ProFrac Holding, Cl A *	67	622
ProPetro Holding *	295	2,829
Range Resources	911	28,450
Ranger Energy Services, Cl A	59	765
REX American Resources *	56	2,845
Riley Exploration Permian	23	674
Ring Energy *	464	914
RPC	352	2,629
SandRidge Energy	134	1,821
Schlumberger	5,454	263,374
SEACOR Marine Holdings *	90	1,247
Select Water Solutions, Cl A	346	4,090
Sitio Royalties, Cl A	287	6,981
SM Energy	403	18,619
Solaris Oilfield Infrastructure, Cl A	88	1,157
Southwestern Energy *	3,978	25,658
Talos Energy *	537	6,358
Targa Resources	837	113,229
TechnipFMC PLC	1,663	49,059
Teekay *	215	1,864
Tellurian *	2,610	2,408
TETRA Technologies *	430	1,604
Texas Pacific Land	88	74,351
Tidewater *	177	17,516
Transocean *	2,773	16,056
Uranium Energy *	1,467	8,699
US Silica Holdings *	279	4,322
VAALCO Energy	366	2,621
Valero Energy	1,269	205,223
Vertex Energy *	313	232
Viper Energy, Cl A	310	13,228
Vital Energy *	79	3,445
Vitesse Energy	87	2,259
W&T Offshore	361	870
Weatherford International *	272	32,058
Williams	4,674	200,702
World Kinect	214	5,977
		7,956,076
FINANCIALS — 15.3%
1st Source	71	4,512
Acacia Research *	362	1,937
ACNB	30	1,244

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Affiliated Managers Group	123	$22,831
Affirm Holdings, Cl A *	933	26,395
Aflac	1,957	186,659
AGNC Investment ‡	2,641	26,436
Alerus Financial	65	1,459
Allstate	988	169,067
Ally Financial	1,154	51,942
AlTi Global *	125	612
Amalgamated Financial	65	2,068
Ambac Financial Group *	163	2,150
Amerant Bancorp, Cl A	108	2,429
American Coastal Insurance *	83	1,013
American Express	2,750	695,860
American Financial Group	299	39,157
American International Group	2,524	199,977
Ameriprise Financial	383	164,717
Ameris Bancorp	250	15,223
AMERISAFE	70	3,324
Ames National	33	720
Angel Oak Mortgage REIT ‡	69	869
Annaly Capital Management ‡	1,905	37,929
Aon PLC, Cl A	752	247,040
Apollo Commercial Real Estate Finance ‡	518	5,646
Apollo Global Management	1,557	195,147
Arbor Realty Trust ‡	629	8,491
Arch Capital Group *	1,393	133,422
Ares Commercial Real Estate ‡	189	1,461
Ares Management, Cl A	623	95,444
ARMOUR Residential REIT ‡	179	3,624
Arrow Financial	60	1,891
Arthur J Gallagher	821	232,745
Artisan Partners Asset Management, Cl A	248	10,952
AssetMark Financial Holdings *	80	2,760
Associated Banc-Corp	570	13,099
Associated Capital Group	9	306
Assurant	198	34,624
Assured Guaranty	200	16,474
Atlantic Union Bankshares	325	13,419
Atlanticus Holdings *	18	644
AvidXchange Holdings *	577	5,158
Axis Capital Holdings	294	22,271
Axos Financial *	189	13,799
B. Riley Financial	60	1,152
Baldwin Insurance Group, Cl A *	236	10,323
Banc of California	569	7,952
BancFirst	73	7,842
Bancorp *	177	9,176
Bank First	33	3,059
Bank of America	30,113	1,213,855
Bank of Hawaii	144	9,877
Bank of Marin Bancorp	53	1,076
Bank of New York Mellon	2,883	187,597
Bank OZK	416	19,506
Bank7	14	581

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
BankUnited	272	$10,477
Bankwell Financial Group	21	591
Banner	124	7,343
Bar Harbor Bankshares	55	1,758
BayCom	40	964
BCB Bancorp	55	697
Berkshire Hathaway, Cl B *	4,989	2,187,677
Berkshire Hills Bancorp	159	4,388
BGC Group, Cl A	1,350	12,434
BlackRock, Cl A	562	492,593
Blackstone, Cl A	2,713	385,653
Blackstone Mortgage Trust, Cl A ‡	604	10,781
Block, Cl A *	2,061	127,535
Blue Foundry Bancorp *	77	869
Blue Owl Capital, Cl A	1,696	32,343
BOK Financial	96	9,873
Bread Financial Holdings	179	9,770
Bridgewater Bancshares *	73	1,008
Brighthouse Financial *	230	11,470
Brightsphere Investment Group	140	3,667
BrightSpire Capital, Cl A ‡	470	2,693
Brookfield Asset Management, Cl A	130	5,672
Brookline Bancorp	317	3,320
Brown & Brown	902	89,686
Burke & Herbert Financial Services	46	3,093
Business First Bancshares	87	2,212
Byline Bancorp	93	2,609
C&F Financial	12	714
Cadence Bank	699	22,976
Camden National	52	2,167
Cannae Holdings	212	4,263
Cantaloupe *	244	1,901
Capital Bancorp	33	841
Capital City Bank Group	50	1,775
Capital One Financial	1,450	219,530
Capitol Federal Financial	458	2,895
Carlyle Group	773	38,449
Carter Bankshares *	82	1,336
Cass Information Systems	45	1,932
Cathay General Bancorp	255	11,302
Cboe Global Markets	405	74,322
Central Pacific Financial	97	2,531
Charles Schwab	6,381	415,977
Chemung Financial	13	634
Chimera Investment ‡	289	4,227
ChoiceOne Financial Services	25	688
Chubb	1,551	427,549
Cincinnati Financial	591	77,196
Citigroup	7,310	474,273
Citizens, Cl A *	165	427
Citizens & Northern	54	1,094
Citizens Financial Group	1,746	74,502
Citizens Financial Services	16	864
City Holding	53	6,461

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Civista Bancshares	56	$1,005
Claros Mortgage Trust ‡	471	4,479
CME Group, Cl A	1,374	266,158
CNA Financial	1,032	50,733
CNB Financial	75	1,925
CNO Financial Group	390	13,595
Coastal Financial *	39	2,055
Cohen & Steers	95	8,153
Coinbase Global, Cl A *	643	144,263
Colony Bankcorp	60	932
Columbia Banking System	804	21,033
Columbia Financial *	100	1,801
Comerica	503	27,569
Commerce Bancshares	482	31,210
Community Financial System	195	12,028
Community Trust Bancorp	64	3,246
Community West Bancshares	58	1,203
ConnectOne Bancorp	132	3,197
Corebridge Financial	901	26,625
Corpay *	267	77,916
Crawford, Cl A	56	548
Credit Acceptance *	25	14,373
CrossFirst Bankshares *	162	3,003
Cullen	229	26,807
Customers Bancorp *	107	6,899
CVB Financial	485	9,244
Diamond Hill Investment Group	10	1,592
Dime Community Bancshares	135	3,413
Discover Financial Services	957	137,798
Donegal Group, Cl A	57	840
Donnelley Financial Solutions *	101	6,815
Dynex Capital ‡	212	2,580
Eagle Bancorp	107	2,303
East West Bancorp	532	46,757
Eastern Bankshares	722	12,011
eHealth *	98	520
Ellington Financial ‡	300	3,807
Employers Holdings	92	4,417
Enact Holdings	111	3,777
Encore Capital Group *	84	4,246
Enova International *	99	8,561
Enstar Group *	48	15,571
Enterprise Bancorp	35	1,034
Enterprise Financial Services	136	7,190
Equitable Holdings	1,245	54,294
Equity Bancshares, Cl A	49	1,985
Erie Indemnity, Cl A	97	42,792
Esquire Financial Holdings	25	1,542
ESSA Bancorp	31	595
Essent Group	397	24,947
Euronet Worldwide *	166	16,930
Evans Bancorp	19	663
Evercore, Cl A	137	34,303
Everest Group	127	49,894
EZCORP, Cl A *	190	1,980
F&G Annuities & Life	476	20,530

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
FactSet Research Systems	146	$60,311
Farmers & Merchants Bancorp	47	1,294
Farmers National Banc	133	2,076
FB Financial	129	6,023
Federal Agricultural Mortgage, Cl C	34	7,011
Federated Hermes, Cl B	298	10,230
Fidelity D&D Bancorp	17	882
Fidelity National Financial	991	54,911
Fidelity National Information Services	2,209	169,717
Fifth Third Bancorp	2,612	110,592
Financial Institutions	55	1,448
First American Financial	377	22,839
First Bancorp	35	985
First Bancorp	147	6,145
First Bancshares	104	3,465
First Bank	91	1,405
First Busey	195	5,351
First Business Financial Services	29	1,335
First Citizens BancShares, Cl A	39	81,420
First Commonwealth Financial	371	6,708
First Community	27	608
First Community Bankshares	58	2,597
First Financial	42	1,888
First Financial Bancorp	344	9,412
First Financial Bankshares	526	20,230
First Foundation	190	1,330
First Hawaiian	469	11,744
First Horizon	2,104	35,200
First Internet Bancorp	29	1,075
First Interstate BancSystem, Cl A	332	10,467
First Merchants	216	8,716
First Mid Bancshares	75	2,879
First of Long Island	78	1,023
First Western Financial *	29	526
FirstCash Holdings	147	16,405
Fiserv *	2,244	367,051
Five Star Bancorp	49	1,441
Flushing Financial	101	1,488
Flywire *	433	7,928
FNB	1,361	20,878
Forge Global Holdings *	383	555
Franklin BSP Realty Trust ‡	300	4,152
Franklin Resources	1,078	24,654
FS Bancorp	24	1,057
Fulton Financial	589	11,409
FVCBankcorp *	55	697
GCM Grosvenor	154	1,714
Genworth Financial, Cl A *	1,583	10,717
German American Bancorp	104	4,091
Glacier Bancorp	434	19,404
Global Payments	979	99,506
Globe Life	350	32,459
GoHealth, Cl A *	29	380
Goldman Sachs Group	1,233	627,634

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Goosehead Insurance, Cl A *	89	$8,036
Granite Point Mortgage Trust ‡	183	545
Great Ajax ‡	96	337
Great Southern Bancorp	32	2,004
Green Dot, Cl A *	183	1,749
Greene County Bancorp	26	943
Greenlight Capital Re, Cl A *	96	1,325
Guaranty Bancshares	30	1,036
HA Sustainable Infrastructure Capital	426	13,960
Hagerty, Cl A *	278	3,075
Hamilton Lane, Cl A	138	19,923
Hancock Whitney	331	18,116
Hanmi Financial	110	2,244
Hanover Insurance Group	136	18,699
HarborOne Bancorp	146	1,949
Hartford Financial Services Group	1,137	126,116
HBT Financial	46	1,058
HCI Group	28	2,639
Heartland Financial USA	146	7,960
Heritage Commerce	217	2,246
Heritage Financial	127	2,943
Heritage Insurance Holdings *	99	791
Hilltop Holdings	168	5,542
Hingham Institution For Savings The	6	1,492
Hippo Holdings *	46	816
Home Bancorp	26	1,147
Home BancShares	716	20,284
HomeStreet	65	936
HomeTrust Bancshares	53	1,880
Hope Bancorp	421	5,540
Horace Mann Educators	150	5,185
Horizon Bancorp	158	2,523
Houlihan Lokey, Cl A	199	29,900
Huntington Bancshares	5,516	82,464
I3 Verticals, Cl A *	82	2,010
Independent Bank	156	10,003
Independent Bank Group	132	7,796
Independent Bank/MI	74	2,567
Interactive Brokers Group, Cl A	395	47,112
Intercontinental Exchange	2,175	329,643
International Bancshares	205	13,825
International Money Express *	112	2,488
Invesco	1,694	29,238
Invesco Mortgage Capital ‡	180	1,633
Investors Title	5	1,064
Jack Henry & Associates	279	47,843
Jackson Financial, Cl A	288	25,361
James River Group Holdings	132	1,140
Jefferies Financial Group	598	34,965
John Marshall Bancorp	44	851
JPMorgan Chase	10,944	2,328,883
Kearny Financial	209	1,505
Kemper	236	15,118
KeyCorp	3,568	57,552

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Kingsway Financial Services *	75	$636
Kinsale Capital Group	83	37,937
KKR Real Estate Finance Trust ‡	219	2,514
Ladder Capital, Cl A ‡	413	4,956
Lakeland Financial	93	6,373
Lazard, Cl A	309	15,194
LCNB	45	688
Lemonade *	185	3,336
LendingClub *	388	4,854
LendingTree *	41	2,182
Lincoln National	650	21,645
Live Oak Bancshares	124	5,597
Loews	708	56,605
LPL Financial Holdings	284	62,912
M&T Bank	639	109,957
Macatawa Bank	96	1,423
MainStreet Bancshares	25	446
Markel Group *	49	80,304
MarketAxess Holdings	142	31,741
Marqeta, Cl A *	1,426	7,686
Marsh & McLennan	1,886	419,767
Mastercard, Cl A	3,175	1,472,279
MBIA	163	717
Mercantile Bank	58	2,805
Merchants Bancorp	63	2,812
Mercury General	98	5,867
MetLife	2,336	179,522
Metrocity Bankshares	66	2,086
Metropolitan Bank Holding *	35	1,846
MFA Financial ‡	373	4,177
MGIC Investment	1,022	25,386
Mid Penn Bancorp	53	1,571
Middlefield Banc	27	728
Midland States Bancorp	75	1,780
MidWestOne Financial Group	53	1,553
Moelis, Cl A	254	17,272
Moneylion *	17	1,172
Moody's	699	319,080
Morgan Stanley	4,785	493,860
Morningstar	103	32,718
Mr Cooper Group *	240	21,571
MSCI, Cl A	294	158,983
MVB Financial	44	1,011
Nasdaq	1,473	99,693
National Bank Holdings, Cl A	137	5,738
National Bankshares	21	667
Navient	396	6,498
NBT Bancorp	170	8,333
NCR Atleos *	260	8,359
Nelnet, Cl A	62	6,988
NerdWallet, Cl A *	139	2,034
New York Community Bancorp	915	9,628
New York Mortgage Trust ‡	345	2,237
NewtekOne	85	1,189
Nexpoint Real Estate Finance ‡	62	895
NI Holdings *	23	378

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Nicolet Bankshares	48	$4,827
NMI Holdings, Cl A *	293	11,530
Northeast Bank	29	2,107
Northeast Community Bancorp	45	1,025
Northern Trust	767	67,995
Northfield Bancorp	144	1,801
Northrim BanCorp	20	1,368
Northwest Bancshares	446	6,262
Norwood Financial	27	796
Oak Valley Bancorp	25	712
OceanFirst Financial	210	3,816
Old National Bancorp	1,199	24,004
Old Republic International	989	34,239
Old Second Bancorp	157	2,656
OneMain Holdings, Cl A	454	23,726
Onity Group *	22	643
Open Lending, Cl A *	359	2,262
Oppenheimer Holdings, Cl A	22	1,131
Orange County Bancorp	17	1,057
Orchid Island Capital, Cl A ‡	194	1,560
Origin Bancorp	104	3,573
Orrstown Financial Services	66	2,321
Oscar Health, Cl A *	531	9,388
P10, Cl A	167	1,665
Pacific Premier Bancorp	346	9,363
Palomar Holdings *	88	8,097
Park National	58	10,264
Parke Bancorp	38	743
Paymentus Holdings, Cl A *	58	1,227
Payoneer Global *	1,036	5,729
PayPal Holdings *	4,001	263,186
Paysafe *	115	2,414
Paysign *	120	640
PCB Bancorp	41	790
Peapack-Gladstone Financial	56	1,583
Penns Woods Bancorp	26	619
PennyMac Financial Services	179	17,563
PennyMac Mortgage Investment Trust ‡	316	4,351
Peoples Bancorp	123	4,092
Peoples Financial Services	22	1,093
Perella Weinberg Partners, Cl A	144	2,722
Pinnacle Financial Partners	289	27,836
Pioneer Bancorp *	43	479
Piper Sandler	66	18,036
PJT Partners	81	10,768
Plumas Bancorp	19	822
PNC Financial Services Group	1,522	275,634
Ponce Financial Group *	69	683
PRA Group *	139	3,704
Preferred Bank	55	4,733
Premier Financial	129	3,269
Primerica	133	33,485
Primis Financial	77	1,016
Princeton Bancorp	17	665
Principal Financial Group	898	73,196
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
ProAssurance *	186	$2,437
PROG Holdings	157	7,074
Progressive	2,231	477,702
Prosperity Bancshares	343	24,874
Provident Bancorp *	57	621
Provident Financial Services	445	8,241
Prudential Financial	1,376	172,440
QCR Holdings	60	4,586
Radian Group	561	20,813
Raymond James Financial	724	84,013
RBB Bancorp	54	1,246
Ready Capital ‡	630	5,849
Red River Bancshares	16	892
Redwood Trust ‡	483	3,511
Regional Management	30	981
Regions Financial	3,450	77,176
Reinsurance Group of America, Cl A	251	56,583
Remitly Global *	604	7,979
Renasant	201	6,912
Repay Holdings, Cl A *	298	2,867
Republic Bancorp, Cl A	32	2,100
Rithm Capital ‡	1,848	21,455
RLI	155	23,341
Robinhood Markets, Cl A *	1,672	34,393
Rocket, Cl A *	448	7,253
Root, Cl A *	24	1,446
Ryan Specialty Holdings, Cl A	373	22,973
S&P Global	1,227	594,788
S&T Bancorp	140	6,213
Safety Insurance Group	53	4,534
Sandy Spring Bancorp	160	4,901
Seacoast Banking Corp of Florida	308	8,582
Security National Financial, Cl A *	51	424
SEI Investments	415	28,154
Selective Insurance Group	230	20,774
Selectquote *	494	2,020
ServisFirst Bancshares	191	15,326
Shift4 Payments, Cl A *	212	14,583
Shore Bancshares	111	1,612
Sierra Bancorp	48	1,396
Silvercrest Asset Management Group, Cl A	35	621
Simmons First National, Cl A	455	9,797
Skyward Specialty Insurance Group *	101	3,997
SLM	1,221	27,704
SmartFinancial	52	1,474
SoFi Technologies *	3,742	28,215
South Plains Financial	44	1,427
Southern First Bancshares *	28	969
Southern Missouri Bancorp	35	2,002
Southern States Bancshares	27	883
Southside Bancshares	106	3,709
SouthState	289	28,638

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Starwood Property Trust ‡	1,133	$22,603
State Street	1,154	98,055
Stellar Bancorp	180	4,938
StepStone Group, Cl A	205	10,303
Sterling Bancorp *	66	384
Stewart Information Services	100	7,070
Stifel Financial	380	33,695
Stock Yards Bancorp	99	6,160
StoneX Group *	101	8,376
SWK Holdings *	45	792
Synchrony Financial	1,550	78,725
Synovus Financial	559	26,133
T Rowe Price Group	839	95,822
Texas Capital Bancshares *	169	11,171
TFS Financial	192	2,604
Third Coast Bancshares *	43	1,005
Timberland Bancorp	27	825
Tiptree	79	1,560
Toast, Cl A *	1,389	36,336
Tompkins Financial	48	3,021
Towne Bank	250	8,310
TPG, Cl A	306	15,603
TPG RE Finance Trust ‡	261	2,281
Tradeweb Markets, Cl A	441	49,251
Travelers	875	189,385
TriCo Bancshares	114	5,304
Triumph Financial *	82	7,440
Truist Financial	5,104	228,098
Trupanion *	114	4,225
TrustCo Bank NY	68	2,421
Trustmark	208	7,224
Two Harbors Investment ‡	380	5,115
UMB Financial	175	17,853
United Bankshares	521	20,283
United Community Banks	438	13,547
United Fire Group	78	1,748
Unity Bancorp	27	935
Universal Insurance Holdings	96	1,902
Univest Financial	107	2,959
Unum Group	727	41,824
Upstart Holdings *	271	7,569
US Bancorp	5,966	267,754
USCB Financial Holdings	38	633
UWM Holdings	316	2,654
Valley National Bancorp	1,583	13,297
Velocity Financial *	71	1,344
Veritex Holdings	195	4,889
Victory Capital Holdings, Cl A	163	8,540
Virginia National Bankshares	17	664
Virtu Financial, Cl A	312	8,524
Virtus Investment Partners	25	5,650
Visa, Cl A	6,052	1,607,835
Voya Financial	386	28,074
WaFd	297	10,587
Walker & Dunlop	123	13,149
Washington Trust Bancorp	62	1,985
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Waterstone Financial	61	$910
Webster Financial	653	32,395
Wells Fargo	13,505	801,387
WesBanco	212	6,759
West Bancorporation	54	1,120
Westamerica Bancorporation	94	5,072
Western Alliance Bancorp	414	33,310
Western Union	1,309	15,564
WEX *	159	29,169
Willis Towers Watson PLC	391	110,371
Wintrust Financial	234	25,319
WisdomTree	435	5,194
World Acceptance *	19	2,320
WR Berkley	1,153	63,551
WSFS Financial	220	12,450
Zions Bancorp	560	28,935
		26,928,308
HEALTH CARE — 3.1%
2seventy bio *	168	793
Absci *	321	1,412
ACADIA Pharmaceuticals *	604	11,488
Accuray *	395	727
Acumen Pharmaceuticals *	161	531
AdaptHealth, Cl A *	260	2,954
Adaptive Biotechnologies *	512	2,330
Adicet Bio *	247	373
ADMA Biologics *	824	10,119
Adverum Biotechnologies *	56	413
Aerovate Therapeutics *	64	116
Agenus *	75	453
Agios Pharmaceuticals *	209	9,698
Akebia Therapeutics *	685	945
Akero Therapeutics *	213	5,693
Aldeyra Therapeutics *	209	823
Alector *	266	1,596
Align Technology *	269	62,376
Alkermes PLC *	640	17,485
Allakos *	293	264
Allogene Therapeutics *	387	1,138
Alnylam Pharmaceuticals *	483	114,693
Alphatec Holdings *	351	3,545
ALX Oncology Holdings *	101	485
American Well, Cl A *	42	332
Amicus Therapeutics *	1,059	10,918
Anavex Life Sciences *	138	938
AngioDynamics *	143	1,121
Anika Therapeutics *	52	1,417
Annexon *	317	2,032
Apellis Pharmaceuticals *	379	15,008
Apogee Therapeutics *	131	6,380
Applied Therapeutics *	330	1,960
Arcus Biosciences *	175	2,872
Arcutis Biotherapeutics *	360	3,625
Arrowhead Pharmaceuticals *	435	12,424
ARS Pharmaceuticals *	156	1,696

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Artivion *	145	$3,937
Astria Therapeutics *	165	1,927
Atara Biotherapeutics *	16	160
Atossa Therapeutics *	463	625
AtriCure *	184	3,969
Atrion	5	2,291
Avanos Medical *	167	3,995
Avidity Biosciences *	261	11,896
Avita Medical *	91	892
Axonics *	193	13,217
Azenta *	202	12,583
BioCryst Pharmaceuticals *	731	5,322
BioLife Solutions *	160	3,843
BioMarin Pharmaceutical *	713	60,127
Biomea Fusion *	102	568
Blueprint Medicines *	229	24,801
Boston Scientific *	5,616	414,910
Butterfly Network *	455	500
Cardiff Oncology *	152	356
Cardinal Health	927	93,469
CareDx *	182	3,638
Catalyst Pharmaceuticals *	367	6,327
Celcuity *	78	1,430
Cencora, Cl A	663	157,714
Cerevel Therapeutics Holdings *	333	14,972
Certara *	403	6,291
Cerus *	636	1,437
ChromaDex *	165	493
Cogent Biosciences *	357	3,366
Coherus Biosciences *	396	610
CONMED	113	7,802
Crinetics Pharmaceuticals *	278	14,767
CryoPort *	177	1,634
Cullinan Therapeutics *	97	1,877
CVRx *	34	291
Cytokinetics *	383	22,601
CytomX Therapeutics *	245	338
Day One Biopharmaceuticals *	221	3,162
Definitive Healthcare, Cl A *	180	702
Denali Therapeutics *	425	10,357
DENTSPLY SIRONA	793	21,522
Design Therapeutics *	122	622
Dexcom *	1,454	98,610
Doximity, Cl A *	453	12,684
Dyne Therapeutics *	189	8,110
Edwards Lifesciences *	2,272	143,250
Embecta	204	3,197
Entrada Therapeutics *	66	1,087
Envista Holdings *	657	11,215
Erasca *	332	1,046
Evolent Health, Cl A *	405	9,445
Exact Sciences *	691	31,565
Exelixis *	1,101	25,818
Fate Therapeutics *	378	2,015
Foghorn Therapeutics *	69	484
Fortrea Holdings *	330	9,105
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Glaukos *	188	$22,028
Globus Medical, Cl A *	430	30,961
GoodRx Holdings, Cl A *	285	2,579
Gossamer Bio *	706	638
Haemonetics *	193	17,380
Halozyme Therapeutics *	483	26,691
Harvard Bioscience *	149	477
Health Catalyst *	206	1,518
HealthStream	88	2,614
Henry Schein *	486	34,963
Heron Therapeutics *	528	1,568
HilleVax *	60	110
Hologic *	887	72,388
Humacyte *	327	3,093
ICU Medical *	78	9,904
Ideaya Biosciences *	244	10,504
IDEXX Laboratories *	316	150,454
IGM Biosciences *	77	859
Immunic *	314	449
Immunovant *	229	6,657
Inari Medical *	184	8,567
Inogen *	84	777
Inozyme Pharma *	152	882
Insmed *	546	39,721
Inspire Medical Systems *	113	15,939
Insulet *	267	51,891
Integer Holdings *	127	15,082
Integra LifeSciences Holdings *	244	6,054
Intuitive Surgical *	1,351	600,668
Invivyd *	223	279
IQVIA Holdings *	691	170,145
iRadimed	29	1,355
iRhythm Technologies *	117	10,091
iTeos Therapeutics *	106	1,865
Janux Therapeutics *	127	5,156
KalVista Pharmaceuticals *	111	1,614
Kiniksa Pharmaceuticals International, Cl A *	141	3,751
Kodiak Sciences *	180	524
KORU Medical Systems *	158	367
Krystal Biotech *	90	18,761
Kura Oncology *	235	4,890
Kymera Therapeutics *	200	9,240
Lantheus Holdings *	257	26,941
Larimar Therapeutics *	139	1,166
LeMaitre Vascular	74	6,430
LENZ Therapeutics	66	1,639
Lexicon Pharmaceuticals *	886	1,993
Lifecore Biomedical *	111	703
LivaNova PLC *	237	11,708
Lyell Immunopharma *	428	689
Madrigal Pharmaceuticals *	65	18,503
MannKind *	949	5,466
Masimo *	187	20,005
McKesson	503	310,361
Medpace Holdings *	98	37,487

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Medtronic PLC	5,102	$409,793
Merit Medical Systems *	217	18,508
Mesa Laboratories	19	2,176
Mettler-Toledo International *	81	123,203
Mineralys Therapeutics *	86	1,066
Mirati Therapeutics *	201	141
Mirum Pharmaceuticals *	135	5,474
Monte Rosa Therapeutics *	115	520
Morphic Holding *	143	8,102
Multiplan *	1,009	454
Myriad Genetics *	318	8,894
Nautilus Biotechnology, Cl A *	211	572
Neogen *	833	14,186
Neurocrine Biosciences *	371	52,522
Neurogene *	43	1,769
Neuronetics *	99	185
NeuroPace *	48	371
Nevro *	128	1,271
Nkarta *	133	855
Nurix Therapeutics *	200	4,376
Nuvalent, Cl A *	120	9,593
Olema Pharmaceuticals *	180	2,909
Omnicell *	166	4,849
OptimizeRx *	59	644
OraSure Technologies *	255	1,142
Organogenesis Holdings, Cl A *	286	864
ORIC Pharmaceuticals *	148	1,658
Orthofix Medical *	133	2,139
OrthoPediatrics *	60	1,847
Outlook Therapeutics *	59	457
Outset Medical *	174	618
Owens & Minor *	256	4,203
Paragon 28 *	135	1,052
Patterson	294	7,423
PDL BioPharma *,(A)	64	—
PDS Biotechnology *	128	456
Penumbra *	142	23,727
PepGen *	100	1,143
PetIQ, Cl A *	101	2,210
Phreesia *	193	4,815
Prelude Therapeutics *	125	796
Prime Medicine *	174	976
PROCEPT BioRobotics *	175	11,081
Protagonist Therapeutics *	202	7,563
PTC Therapeutics *	275	9,309
Pulmonx *	103	712
Pulse Biosciences *	60	898
Puma Biotechnology *	128	459
Pyxis Oncology *	171	670
Quanterix *	128	1,889
Quantum-Si *	364	397
QuidelOrtho *	89	3,495
RAPT Therapeutics *	113	355
Recursion Pharmaceuticals, Cl A *	538	4,412
Renovaro *	377	275
Replimune Group, Cl Rights *	165	1,650
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
ResMed	560	$119,420
Rigel Pharmaceuticals *	64	673
RxSight *	115	5,264
Sanara Medtech *	13	415
Schrodinger *	249	5,548
Scilex Holding Co - Restricted *	122	1,239
Seer, Cl A *	171	339
Semler Scientific *	20	663
Senseonics Holdings *	1,732	735
Sera Prognostics, Cl A *	66	547
Seres Therapeutics *	446	598
Sharecare *	1,047	1,434
SI-BONE *	137	2,082
Sight Sciences *	99	770
Silk Road Medical *	136	3,673
Simulations Plus	60	2,450
Sotera Health *	467	6,477
SpringWorks Therapeutics *	226	8,116
Spyre Therapeutics *	125	3,437
STAAR Surgical *	179	7,384
Stereotaxis *	257	514
STERIS PLC	378	90,251
Stryker	1,368	447,952
Summit Therapeutics *	307	3,316
Surmodics *	50	2,070
Sutro Biopharma *	273	1,084
Syndax Pharmaceuticals *	298	6,765
Syros Pharmaceuticals *	68	408
Tactile Systems Technology *	86	1,098
Tandem Diabetes Care *	237	8,764
Tango Therapeutics *	203	2,000
Tela Bio *	60	267
Teladoc Health *	615	5,799
Teleflex	181	39,986
TG Therapeutics *	512	10,117
Tourmaline Bio	57	962
TransMedics Group *	120	17,071
Travere Therapeutics *	274	2,614
Treace Medical Concepts *	167	1,207
TruBridge *	51	572
Twist Bioscience *	204	11,385
Tyra Biosciences *	107	2,371
UFP Technologies *	27	8,683
United Therapeutics *	166	52,006
Vanda Pharmaceuticals *	202	1,180
Varex Imaging *	148	2,189
Vaxcyte *	398	31,398
Veeva Systems, Cl A *	564	108,248
Vera Therapeutics, Cl A *	146	5,342
Veracyte *	274	6,576
Verastem *	76	198
Verve Therapeutics *	200	1,400
Viking Therapeutics *	387	22,059
Viridian Therapeutics *	206	3,471
Vor BioPharma *	225	209
West Pharmaceutical Services	279	85,421

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
X4 Pharmaceuticals *	442	$354
XOMA Royalty *	43	1,151
Y-mAbs Therapeutics *	122	1,498
Zimmer Biomet Holdings	786	87,521
Zimvie *	97	2,051
Zymeworks *	240	2,510
Zynex *	64	576
		5,439,692
INDUSTRIALS — 9.2%
374Water *	232	281
3D Systems *	476	1,737
3M	2,117	270,023
AAON	261	23,062
AAR *	124	8,010
ABM Industries	239	13,279
ACCO Brands	333	1,702
Acuity Brands	118	29,659
ACV Auctions, Cl A *	525	8,967
Advanced Drainage Systems	267	47,270
AECOM	519	47,027
AeroVironment *	107	19,104
AerSale *	106	714
AGCO	238	22,472
Air Lease, Cl A	397	19,699
Air Transport Services Group *	188	3,034
Alamo Group	43	8,287
Alaska Air Group *	480	18,014
Albany International, Cl A	114	10,668
Alight, Cl A *	1,622	12,279
Allegiant Travel, Cl A	56	3,140
Allegion PLC	334	45,695
Allient	52	1,505
Allison Transmission Holdings	332	29,412
Alta Equipment Group	84	882
Ameresco, Cl A *	118	3,725
American Airlines Group *	2,461	26,185
American Superconductor *	131	3,165
American Woodmark *	58	5,925
AMETEK	884	153,356
AO Smith	458	38,948
API Group *	834	31,600
Apogee Enterprises	80	5,491
Applied Industrial Technologies	146	31,856
ArcBest	85	10,714
Archer Aviation, Cl A *	749	3,123
Arcosa	183	17,003
Argan	46	3,631
Aris Water Solutions, Cl A	94	1,665
Armstrong World Industries	166	21,812
Array Technologies *	549	5,775
Astec Industries	83	2,912
Astronics *	104	2,395
Asure Software *	85	875
Atkore	139	18,765
Atmus Filtration Technologies *	307	9,468
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Automatic Data Processing	1,567	$411,526
Avis Budget Group	125	12,626
Axon Enterprise *	274	82,203
AZEK, Cl A *	548	24,600
AZZ	90	7,196
Babcock & Wilcox Enterprises *	312	421
Barnes Group	176	7,100
Barrett Business Services	92	3,352
Beacon Roofing Supply *	242	24,878
BlackSky Technology *	352	394
Blade Air Mobility *	161	531
Blink Charging *	344	1,132
Bloom Energy, Cl A *	734	9,938
Blue Bird *	115	5,994
BlueLinx Holdings *	31	3,738
Boise Cascade	151	21,456
Booz Allen Hamilton Holding, Cl A	490	70,222
Bowman Consulting Group, Cl A *	47	1,679
Brady, Cl A	163	11,672
BrightView Holdings *	151	2,173
Brink's	167	18,368
Broadridge Financial Solutions	449	96,086
Builders FirstSource *	456	76,321
Byrna Technologies *	64	600
CACI International, Cl A *	84	38,764
Cadre Holdings	92	3,376
Carlisle	182	76,182
Carrier Global	3,231	220,063
Casella Waste Systems, Cl A *	216	22,369
Caterpillar	1,910	661,242
CBIZ *	183	12,700
CECO Environmental *	109	3,183
CH Robinson Worldwide	399	35,531
ChargePoint Holdings *	1,367	2,966
Chart Industries *	161	25,934
Cintas	332	253,628
Clean Harbors *	195	46,552
CNH Industrial	3,105	33,068
Columbus McKinnon	104	3,969
Comfort Systems USA	135	44,877
Commercial Vehicle Group *	109	594
Concentrix	175	12,337
Concrete Pumping Holdings *	144	960
Conduent *	787	3,211
Construction Partners, Cl A *	157	10,150
Copart *	3,364	176,038
Core & Main, Cl A *	737	39,407
CoreCivic *	406	5,660
Covenant Logistics Group, Cl A	28	1,567
CRA International	25	4,370
CSG Systems International	105	4,918
CSW Industrials	59	19,141
CSX	7,490	262,899
Cummins	535	156,113
Curtiss-Wright	147	43,321

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Custom Truck One Source *	203	$1,017
Dayforce *	574	34,027
Deere	990	368,260
Delta Air Lines	2,463	105,958
Deluxe	160	3,901
Desktop Metal, Cl A *	76	360
Distribution Solutions Group *	34	1,147
DNOW *	385	5,914
Donaldson	460	34,417
Douglas Dynamics	83	2,400
Dover	525	96,736
Driven Brands Holdings *	214	2,876
Ducommun *	46	2,952
Dun & Bradstreet Holdings	1,116	12,142
DXP Enterprises *	49	2,683
Dycom Industries *	108	19,819
Eaton PLC	1,527	465,414
EMCOR Group	178	66,828
Emerson Electric	2,184	255,768
Energy Recovery *	204	2,974
Energy Vault Holdings *	292	298
Enerpac Tool Group, Cl A	197	7,919
EnerSys	153	16,819
Ennis	91	2,170
Enovix *	424	6,110
Enpro	77	13,162
Enviri *	289	3,416
Eos Energy Enterprises *	662	1,304
Equifax	474	132,421
Esab	217	22,047
ESCO Technologies	94	11,558
Eve Holding *	100	344
EVI Industries	19	388
ExlService Holdings *	609	21,473
Expeditors International of Washington	550	68,651
Exponent	192	20,367
Fastenal	2,194	155,226
Federal Signal	229	22,893
FedEx	864	261,144
First Advantage	186	3,203
FiscalNote Holdings *	371	568
Flowserve	500	25,275
Fluence Energy, Cl A *	262	4,292
Fluor *	644	30,976
Forrester Research *	44	888
Fortive	1,341	96,351
Fortune Brands Innovations	482	38,950
Forward Air	86	2,181
Franklin Covey *	42	1,836
Franklin Electric	151	16,100
Freyr Battery *	451	812
Frontier Group Holdings *	152	599
FTAI Aviation	381	42,462
FTAI Infrastructure	370	3,815
FTI Consulting *	134	29,208
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
FuelCell Energy *	1,626	$823
Gates Industrial PLC *	701	13,032
GATX	135	18,833
Genco Shipping & Trading	139	2,698
Gencor Industries *	37	911
Generac Holdings *	227	35,339
GEO Group *	445	6,453
Gibraltar Industries *	112	8,318
Global Industrial	29	1,012
GMS *	140	13,472
Gorman-Rupp	76	3,140
Graco	639	54,347
GrafTech International *	714	548
Granite Construction	161	11,022
Great Lakes Dredge & Dock *	238	2,244
Greenbrier	110	5,611
Griffon	167	12,034
GXO Logistics *	449	25,135
H&E Equipment Services	120	6,276
Hawaiian Holdings *	186	2,379
Hayward Holdings *	786	11,625
Healthcare Services Group *	270	3,086
Heartland Express	169	2,192
HEICO	162	39,097
Heidrick & Struggles International	72	2,890
Helios Technologies	121	5,560
Herc Holdings	106	16,519
Hertz Global Holdings *	1,060	4,325
Hexcel	317	20,989
Hillenbrand	257	11,367
Hillman Solutions *	712	7,227
HNI	172	9,428
Honeywell International	2,495	510,851
Howmet Aerospace	1,532	146,612
Hub Group, Cl A	225	10,523
Hubbell, Cl B	205	81,108
Hudson Technologies *	147	1,258
Huron Consulting Group *	66	7,261
Hyliion Holdings *	456	1,012
Hyster-Yale	33	2,697
Hyzon Motors *	461	64
IBEX Holdings *	37	645
ICF International	68	10,003
IDEX	290	60,459
IES Holdings *	72	11,086
Illinois Tool Works	1,142	282,394
Ingersoll Rand	1,545	155,118
Innodata *	99	1,916
Insperity	135	13,867
Insteel Industries	68	2,329
Interface, Cl A	208	3,594
ITT	323	45,692
Janus International Group *	504	7,268
JB Hunt Transport Services	318	55,062
JELD-WEN Holding *	307	5,124

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
JetBlue Airways *	1,243	$7,968
Joby Aviation *	1,370	8,193
John Bean Technologies	116	11,412
Johnson Controls International PLC	2,594	185,575
Kadant	45	15,817
Karat Packaging	25	747
KBR	512	34,094
Kelly Services, Cl A	113	2,659
Kennametal	280	7,319
Kforce	68	4,724
Kirby *	222	27,279
Knight-Swift Transportation Holdings, Cl A	600	32,658
Korn Ferry	197	14,523
Landstar System	136	25,874
LanzaTech Global *	583	1,055
Legalzoom.com *	453	3,026
Lennox International	123	71,770
Leonardo DRS *	263	7,417
Limbach Holdings *	34	2,166
Lincoln Electric Holdings	214	43,958
Lindsay	40	5,040
Liquidity Services *	83	1,865
LSI Industries	95	1,621
Luxfer Holdings PLC	98	1,268
Lyft, Cl A *	1,299	15,653
Manitowoc *	126	1,593
ManpowerGroup	183	14,014
Marten Transport	212	3,988
Masco	842	65,550
MasTec *	238	26,187
Masterbrand *	464	8,375
Matrix Service *	96	972
Matson	129	17,120
Matthews International, Cl A	109	3,156
Maximus	232	21,550
Mayville Engineering *	50	955
McGrath RentCorp	89	9,775
MDU Resources Group	752	20,259
Mercury Systems *	212	7,537
Middleby *	204	27,658
Miller Industries	41	2,786
MillerKnoll	262	8,127
Mistras Group *	73	730
Montrose Environmental Group *	105	3,348
Moog, Cl A	108	21,179
MRC Global *	305	4,416
MSA Safety	141	26,600
MSC Industrial Direct, Cl A	169	15,033
Mueller Industries	421	29,866
Mueller Water Products, Cl A	567	11,726
MYR Group *	60	8,429
Net Power *	73	698
NEXTracker, Cl A *	490	24,079
Nikola *	150	1,347
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
NN *	164	$643
Nordson	197	49,315
Norfolk Southern	866	216,119
Northwest Pipe *	36	1,373
NuScale Power *	207	2,116
NV5 Global *	51	5,260
nVent Electric PLC	617	44,813
Old Dominion Freight Line	721	151,540
Omega Flex	12	631
OPENLANE *	413	7,384
Oshkosh	249	27,054
Otis Worldwide	1,555	146,947
Owens Corning	331	61,692
PACCAR	1,963	193,670
PAM Transportation Services *	21	428
Pangaea Logistics Solutions	109	791
Park Aerospace	70	939
Parker-Hannifin	490	274,968
Park-Ohio Holdings	32	999
Parsons *	402	36,731
Paychex	1,231	157,593
Paycom Software	211	35,193
Paycor HCM *	297	3,686
Paylocity Holding *	175	26,262
Pentair PLC	632	55,534
Pitney Bowes	547	3,610
Planet Labs PBC *	717	1,821
Plug Power *	2,268	5,602
Powell Industries	34	6,243
Preformed Line Products	9	1,241
Primoris Services	195	11,012
Proto Labs *	93	3,238
Quad	110	503
Quanex Building Products	121	4,041
Quanta Services	553	146,755
Radiant Logistics *	132	821
RBC Bearings *	110	31,992
Regal Rexnord	253	40,652
Republic Services, Cl A	786	152,736
Resideo Technologies *	525	11,928
Resources Connection	117	1,396
REV Group	174	5,077
Robert Half	392	25,162
Rocket Lab USA *	1,044	5,471
Rockwell Automation	440	122,606
Rollins	1,112	53,276
Rush Enterprises, Cl A	226	11,503
RXO *	425	13,477
Ryder System	165	23,126
Saia *	102	42,621
Schneider National, Cl B	212	5,705
Science Applications International	196	24,382
Sensata Technologies Holding PLC	573	22,341
SES AI *	608	748

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Shoals Technologies Group, Cl A *	607	$3,945
Shyft Group	116	1,945
Simpson Manufacturing	162	31,119
SiteOne Landscape Supply *	170	24,936
SkyWest *	151	12,071
Snap-on	198	56,832
Southwest Airlines	2,275	61,288
Spire Global *	66	920
Spirit AeroSystems Holdings, Cl A *	435	15,769
Spirit Airlines	394	1,186
SPX Technologies *	170	25,082
SS&C Technologies Holdings	823	60,038
Standex International	43	8,032
Stanley Black & Decker	575	60,731
Steelcase, Cl A	313	4,535
Stem *	523	638
Stericycle *	354	20,727
Sterling Check *	301	4,720
Sterling Infrastructure *	114	13,265
Sun Country Airlines Holdings *	154	2,017
SunPower, Cl A *	187	160
Sunrun *	782	13,708
Symbotic, Cl A *	113	3,030
TaskUS, Cl A *	64	1,057
Tennant	69	7,431
Terex	250	15,815
Terran Orbital *	546	393
Tetra Tech	203	43,288
Thermon Group Holdings *	122	4,003
Timken	242	21,042
Titan International *	195	1,661
Titan Machinery *	75	1,337
Toro	399	38,196
TPI Composites *	167	711
Trane Technologies PLC	868	290,155
Transcat *	32	3,688
TransDigm Group	208	269,198
TransUnion	742	66,973
Trex *	414	34,623
TriNet Group	189	19,703
Trinity Industries	298	9,852
Triumph Group *	279	4,573
TrueBlue *	110	1,314
TTEC Holdings	69	551
Tutor Perini *	156	3,883
Uber Technologies *	7,719	497,644
UFP Industries	230	30,344
U-Haul Holding, Cl B	384	24,472
UniFirst	53	10,311
Union Pacific	2,333	575,621
United Airlines Holdings *	1,249	56,730
United Parcel Service, Cl B	2,784	362,950
United Rentals	256	193,818
Universal Logistics Holdings	25	1,076
Upwork *	439	5,321
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Valmont Industries	72	$21,482
Veralto	907	96,650
Verisk Analytics, Cl A	545	142,654
Verra Mobility, Cl A *	622	18,741
Vertiv Holdings, Cl A	1,396	109,865
Vestis	483	6,265
Viad *	75	2,494
Vicor *	84	3,537
Virgin Galactic Holdings *	67	478
VSE	50	4,449
Wabash National	157	3,374
Waste Management	1,535	311,083
Watsco	129	63,144
Watts Water Technologies, Cl A	104	21,582
Werner Enterprises	224	8,779
WESCO International	167	29,217
Westinghouse Air Brake Technologies	672	108,293
Wheels Up Experience *	1,293	3,401
Willdan Group *	47	1,592
Willis Lease Finance	8	690
WillScot Holdings, Cl A *	708	29,028
Woodward	217	33,850
WW Grainger	171	167,035
XPO *	437	50,207
Xylem	922	123,146
Zurn Elkay Water Solutions	548	17,788
		16,093,054
INFORMATION TECHNOLOGY — 34.0%
8x8 *	446	1,374
908 Devices *	88	501
A10 Networks	254	3,325
Accenture PLC, Cl A	2,407	795,802
ACI Worldwide *	402	17,378
ACM Research, Cl A *	173	3,105
Adeia	391	4,594
Adobe *	1,702	938,908
ADTRAN Holdings	273	1,848
Advanced Energy Industries	142	16,525
Advanced Micro Devices *	6,151	888,632
Aehr Test Systems *	99	1,868
Aeva Technologies *	121	439
Agilysys *	96	10,761
Akamai Technologies *	571	56,118
Alarm.com Holdings *	175	12,346
Alkami Technology *	189	6,186
Allegro MicroSystems *	289	6,948
Alpha & Omega Semiconductor *	84	3,478
Altair Engineering, Cl A *	213	18,821
Ambarella *	142	7,475
Amdocs	447	39,099
American Software, Cl A	114	1,247
Amkor Technology	443	14,468
Amphenol, Cl A	4,589	294,889
Amplitude, Cl A *	247	2,114

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Analog Devices	1,896	$438,696
ANSYS *	345	108,202
Appfolio, Cl A *	76	16,832
Appian, Cl A *	152	5,615
Apple	58,907	13,082,067
Applied Digital *	317	1,541
Applied Materials	3,159	670,340
AppLovin, Cl A *	621	47,879
Arista Networks *	980	339,619
Arlo Technologies *	338	5,124
Arrow Electronics *	206	25,480
Arteris *	83	680
Asana, Cl A *	298	4,336
ASGN *	172	16,283
Aspen Technology *	105	19,682
Atlassian, Cl A *	591	104,353
Atomera *	96	337
Aurora Innovation, Cl A *	2,683	10,732
Autodesk *	817	202,224
AvePoint *	422	4,600
Aviat Networks *	45	1,395
Avnet	344	18,493
Axcelis Technologies *	132	16,678
Badger Meter	112	23,090
Bel Fuse, Cl B	38	2,822
Belden	154	14,274
Benchmark Electronics	122	5,840
Bentley Systems, Cl B	476	23,200
BigBear.ai Holdings *	37	56
BigCommerce Holdings *	242	1,960
BILL Holdings *	384	19,185
Bit Digital *	437	1,665
Blackbaud *	164	13,018
BlackLine *	187	8,886
Blend Labs, Cl A *	589	1,632
Box, Cl A *	532	14,960
Braze, Cl A *	223	9,825
Broadcom	17,880	2,872,958
C3.ai, Cl A *	383	10,245
Cadence Design Systems *	1,040	278,366
Calix *	215	8,843
CCC Intelligent Solutions Holdings *	1,060	10,876
CDW	513	111,890
Cerence *	133	423
CEVA *	84	1,684
Ciena *	548	28,902
Cipher Mining *	639	3,342
Cirrus Logic *	206	26,879
Cisco Systems	15,511	751,508
Cleanspark *	827	13,232
Clear Secure, Cl A	332	7,088
Clearfield *	46	1,996
Clearwater Analytics Holdings, Cl A *	378	7,390
Climb Global Solutions	15	1,071
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Cloudflare, Cl A *	1,118	$86,645
Cognex	651	32,303
Cognizant Technology Solutions, Cl A	1,818	137,586
Coherent *	564	39,309
Cohu *	170	5,438
CommScope Holding *	751	1,945
CommVault Systems *	164	25,067
CompoSecure, Cl A	58	473
Confluent, Cl A *	805	20,141
Consensus Cloud Solutions *	65	1,385
Core Scientific *	582	5,675
CoreCard *	23	274
Corsair Gaming *	160	1,314
Couchbase *	131	2,514
Crane NXT	179	11,256
Crowdstrike Holdings, Cl A *	857	198,790
CS Disco *	88	544
CTS	111	5,426
Daily Journal *	5	2,328
Daktronics *	140	2,097
Datadog, Cl A *	1,058	123,194
Dell Technologies, Cl C	996	113,225
Diebold Nixdorf *	136	5,923
Digi International *	131	3,576
Digimarc *	52	1,663
Digital Turbine *	329	783
DigitalOcean Holdings *	191	6,328
Diodes *	171	13,372
DocuSign, Cl A *	778	43,163
Dolby Laboratories, Cl A	224	17,642
Domo, Cl B *	117	978
DoubleVerify Holdings *	512	10,813
Dropbox, Cl A *	974	23,298
DXC Technology *	693	14,096
Dynatrace *	1,054	46,292
E2open Parent Holdings *	895	4,180
Eastman Kodak *	230	1,336
Elastic *	321	35,204
Enfusion, Cl A *	172	1,631
Enphase Energy *	501	57,670
Entegris	579	68,434
Envestnet *	208	12,892
EPAM Systems *	214	46,038
ePlus *	98	9,008
EverCommerce *	68	820
Evolv Technologies Holdings *	387	1,343
Extreme Networks *	463	6,621
F5 *	224	45,615
Fabrinet *	138	30,437
Fair Isaac *	92	147,200
FARO Technologies *	67	1,146
Fastly, Cl A *	653	5,289
First Solar *	399	86,180
Five9 *	275	12,251
FormFactor *	277	14,836

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Fortinet *	2,417	$140,283
Freshworks, Cl A *	839	10,488
Gartner *	291	145,846
Gen Digital	2,223	57,776
Gitlab, Cl A *	424	21,722
GLOBALFOUNDRIES *	299	15,252
GoDaddy, Cl A *	543	78,979
Grid Dynamics Holdings *	202	2,606
Guidewire Software *	316	47,422
Hackett Group	91	2,482
Harmonic *	403	5,908
HashiCorp, Cl A *	434	14,648
Hewlett Packard Enterprise	4,952	98,594
HP	3,743	135,085
HubSpot *	187	92,945
Ichor Holdings *	119	4,046
Identiv *	75	293
Immersion	108	1,379
Impinj *	102	16,248
indie Semiconductor, Cl A *	556	3,325
Infinera *	844	5,013
Informatica, Cl A *	497	11,898
Information Services Group	123	427
Insight Enterprises *	124	27,838
Instructure Holdings *	61	1,425
Intapp *	220	7,883
Intel	16,159	496,728
InterDigital	92	11,294
International Business Machines	3,506	673,643
inTEST *	43	464
Intuit	1,045	676,481
IonQ *	649	5,289
IPG Photonics *	104	8,362
Iteris *	155	761
Itron *	175	18,102
Jabil	446	50,251
Jamf Holding *	180	3,296
Juniper Networks	1,228	46,283
Kaltura *	232	309
Keysight Technologies *	665	92,814
Kimball Electronics *	90	2,133
KLA	518	426,350
Knowles *	326	5,956
Kopin *	388	411
Kulicke & Soffa Industries	209	9,859
Kyndryl Holdings *	872	23,431
Lam Research	501	461,541
Lattice Semiconductor *	521	27,613
Lightwave Logic *	438	1,515
Littelfuse	95	25,375
LiveRamp Holdings *	237	7,176
Lumentum Holdings *	248	12,841
Luna Innovations *	118	354
MACOM Technology Solutions Holdings *	218	22,001
Manhattan Associates *	234	59,759

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Marathon Digital Holdings *	1,063	$20,909
Marvell Technology	3,262	218,489
Matterport *	994	4,413
MaxLinear, Cl A *	277	3,917
MeridianLink *	82	1,938
Methode Electronics	122	1,545
Microchip Technology	2,028	180,046
Micron Technology	4,179	458,938
Microsoft	28,047	11,733,462
MicroStrategy, Cl A *	57	92,023
MicroVision *	714	764
Mirion Technologies, Cl A *	772	8,137
Mitek Systems *	167	2,223
MKS Instruments	256	32,230
MongoDB, Cl A *	266	67,128
Monolithic Power Systems	172	148,451
Motorola Solutions	637	254,112
N-Able *	230	3,206
Napco Security Technologies	129	7,199
Navitas Semiconductor, Cl A *	435	1,614
nCino *	238	7,797
NCR Voyix *	516	7,611
NetApp	788	100,060
NETGEAR *	124	1,969
NetScout Systems *	253	5,149
NextNav *	109	906
nLight *	166	2,004
Nutanix, Cl A *	935	47,227
NVIDIA	91,267	10,680,064
Okta, Cl A *	601	56,458
Olo, Cl A *	376	1,797
ON Semiconductor *	1,630	127,547
ON24 *	136	894
OneSpan *	128	1,894
Onto Innovation *	187	35,773
Ooma *	88	915
Oracle	6,121	853,573
OSI Systems *	58	8,583
Ouster *	80	1,050
PagerDuty *	323	6,760
Palantir Technologies, Cl A *	7,135	191,860
Palo Alto Networks *	1,224	397,470
PAR Technology *	101	5,115
PC Connection	42	3,006
PDF Solutions *	114	4,000
Pegasystems	147	10,249
Perficient *	125	9,426
Photronics *	215	5,463
Plexus *	100	12,817
Porch Group *	276	566
Power Integrations	215	15,704
PowerSchool Holdings, Cl A *	208	4,692
Procore Technologies *	514	36,509
Progress Software	157	9,169
PROS Holdings *	157	3,784
PTC *	454	80,744

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Pure Storage, Cl A *	1,174	$70,358
Q2 Holdings *	209	14,101
Qorvo *	413	49,477
QUALCOMM	4,130	747,324
Qualys *	138	20,581
Rambus *	415	21,348
Rapid7 *	222	8,733
Red Violet *	35	902
Rekor Systems *	291	530
Ribbon Communications *	522	1,770
Rigetti Computing *	398	410
Rimini Street *	170	377
RingCentral, Cl A *	298	10,445
Riot Platforms *	854	8,702
Rogers *	69	8,430
Roper Technologies	409	222,803
Salesforce	3,622	937,374
Samsara, Cl A *	692	26,490
Sanmina *	206	15,518
ScanSource *	91	4,737
Seagate Technology Holdings PLC	799	81,634
SEMrush Holdings, Cl A *	108	1,592
Semtech *	237	7,518
SentinelOne, Cl A *	975	22,327
ServiceNow *	782	636,853
Silicon Laboratories *	121	14,536
SiTime *	64	9,085
SkyWater Technology *	44	326
Skyworks Solutions	613	69,649
SMART Global Holdings *	187	4,376
SmartRent, Cl A *	653	1,202
Smartsheet, Cl A *	506	24,268
Snowflake, Cl A *	1,175	153,196
SolarWinds	167	1,992
SoundHound AI, Cl A *	943	4,800
SoundThinking *	35	541
Sprinklr, Cl A *	438	4,306
Sprout Social, Cl A *	178	6,954
SPS Commerce *	141	30,374
Squarespace, Cl A *	219	9,678
Super Micro Computer *	190	133,313
Synaptics *	147	12,836
Synopsys *	585	326,617
TD SYNNEX	234	27,886
Teledyne Technologies *	180	75,935
Telos *	197	847
Tenable Holdings *	436	20,021
Teradata *	370	11,995
Teradyne	584	76,597
Terawulf *	740	3,078
Texas Instruments	3,447	702,533
Thoughtworks Holding *	323	1,124
Trimble *	938	51,159
TTM Technologies *	365	7,074
Turtle Beach *	44	637
Twilio, Cl A *	635	37,548

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Tyler Technologies *	161	$91,466
Ubiquiti	15	2,784
UiPath, Cl A *	1,650	20,081
Ultra Clean Holdings *	161	6,965
Unisys *	240	1,142
Unity Software *	1,011	16,540
Universal Display	168	37,400
Varonis Systems, Cl B *	410	22,603
Veeco Instruments *	203	8,406
Verint Systems *	225	8,132
VeriSign *	383	71,625
Veritone *	119	313
Vertex, Cl A *	188	7,454
Viant Technology, Cl A *	52	605
ViaSat *	362	7,320
Viavi Solutions *	811	6,520
Vishay Intertechnology	459	11,158
Vishay Precision Group *	42	1,440
Vontier	589	23,106
Vuzix *	210	256
Weave Communications *	157	1,570
Western Digital *	1,234	82,740
Wolfspeed *	467	8,803
Workday, Cl A *	798	181,242
Workiva, Cl A *	186	13,721
Xerox Holdings	416	4,478
Xperi *	158	1,291
Yext *	375	2,160
Zebra Technologies, Cl A *	196	68,833
Zeta Global Holdings, Cl A *	580	12,424
Zoom Video Communications, Cl A *	895	54,058
Zscaler *	341	61,158
Zuora, Cl A *	499	4,526
		59,846,219
MATERIALS — 3.0%
AdvanSix	94	2,629
Air Products and Chemicals	841	221,898
Albemarle	451	42,245
Alcoa	681	22,500
Alpha Metallurgical Resources	40	11,816
Alto Ingredients *	261	415
American Vanguard	99	952
AptarGroup	252	37,039
Arch Resources	64	9,379
Ardagh Metal Packaging	509	1,873
Ashland	191	18,460
Aspen Aerogels *	217	4,429
ATI *	484	32,772
Avery Dennison	304	65,916
Avient	343	15,517
Axalta Coating Systems *	838	29,875
Balchem	123	21,828
Ball	1,201	76,660
Berry Global Group	443	29,114

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Cabot	210	$21,061
Carpenter Technology	185	26,986
Celanese, Cl A	427	60,271
Century Aluminum *	189	2,856
CF Industries Holdings	716	54,695
Chemours	544	13,148
Clearwater Paper *	59	3,273
Cleveland-Cliffs *	1,874	28,766
Coeur Mining *	1,458	9,462
Commercial Metals	440	26,444
Compass Minerals International	151	2,008
Contango ORE *	19	434
Core Molding Technologies *	29	535
Corteva	2,680	150,348
CRH	2,628	225,220
Crown Holdings	460	40,802
Dakota Gold *	252	600
Danimer Scientific *	357	139
Dow	2,678	145,871
DuPont de Nemours	1,598	133,753
Eagle Materials	131	35,671
Eastman Chemical	449	46,395
Ecolab	977	225,384
Ecovyst *	426	4,064
Element Solutions	852	22,961
FMC	476	27,779
Freeport-McMoRan	5,386	244,578
Ginkgo Bioworks Holdings *	4,920	1,870
Graphic Packaging Holding	1,164	35,036
Greif, Cl A	92	6,135
Hawkins	71	7,377
Haynes International	46	2,739
HB Fuller	209	18,016
Hecla Mining	2,129	12,306
Huntsman	622	14,884
Ingevity *	153	7,021
Innospec	90	11,803
International Flavors & Fragrances	882	87,741
International Paper	1,312	60,982
Intrepid Potash *	36	939
Kaiser Aluminum	58	4,564
Knife River *	216	17,176
Koppers Holdings	75	3,053
Kronos Worldwide	80	957
Linde PLC	1,817	824,010
Louisiana-Pacific	273	26,798
LSB Industries *	173	1,576
LyondellBasell Industries, Cl A	994	98,863
Martin Marietta Materials	236	140,031
Materion	75	9,032
Mativ Holdings	195	3,730
Metallus *	140	3,139
Minerals Technologies	118	9,249
Mosaic	1,227	36,528
MP Materials *	498	6,733

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Myers Industries	134	$1,997
NewMarket	26	14,583
Newmont	4,408	216,301
Nucor	918	149,579
O-I Glass, Cl I *	553	7,388
Olympic Steel	36	1,825
Packaging Corp of America	337	67,356
Pactiv Evergreen	141	1,853
Perimeter Solutions *	504	4,884
Piedmont Lithium *	65	651
PPG Industries	899	114,155
PureCycle Technologies *	509	3,924
Quaker Chemical	51	9,260
Radius Recycling, Cl A	95	1,721
Ramaco Resources, Cl A	98	1,333
Ranpak Holdings, Cl A *	266	1,921
Rayonier Advanced Materials *	228	1,516
Reliance	219	66,699
Royal Gold	252	34,806
RPM International	488	59,272
Ryerson Holding	107	2,546
Scotts Miracle-Gro, Cl A	156	12,262
Sealed Air	543	20,661
Sensient Technologies	131	10,225
Sherwin-Williams	898	315,018
Silgan Holdings	315	16,200
Smurfit WestRock	979	43,898
Sonoco Products	374	20,166
Southern Copper	328	34,994
Steel Dynamics	567	75,536
Stepan	79	6,686
Summit Materials, Cl A *	457	19,094
SunCoke Energy	306	3,580
Sylvamo	128	9,435
Tredegar	115	657
TriMas	150	3,687
Trinseo PLC	125	361
Tronox Holdings PLC, Cl A	428	6,916
United States Lime & Minerals	40	3,402
United States Steel	853	35,050
Vulcan Materials	507	139,177
Warrior Met Coal	206	14,237
Westlake	127	18,778
Worthington Steel	120	4,784
		5,229,483
REAL ESTATE — 3.1%
Acadia Realty Trust ‡	378	8,180
Agree Realty ‡	377	26,002
Alexander & Baldwin ‡	265	5,223
Alexander's ‡	8	1,938
Alexandria Real Estate Equities ‡	663	77,763
Alpine Income Property Trust ‡	46	799
American Assets Trust ‡	175	4,641
American Homes 4 Rent, Cl A ‡	1,293	46,664
American Tower ‡	1,767	389,447

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Americold Realty Trust ‡	1,084	$32,401
Anywhere Real Estate *	389	1,836
Apartment Investment and Management, Cl A *‡	488	4,324
Apple Hospitality ‡	852	12,601
Armada Hoffler Properties ‡	242	2,875
AvalonBay Communities ‡	543	111,272
Braemar Hotels & Resorts ‡	216	767
Brandywine Realty Trust ‡	612	3,084
Brixmor Property Group ‡	1,147	29,214
Broadstone Net Lease, Cl A ‡	686	11,943
BRT Apartments ‡	40	750
BXP ‡	601	42,857
Camden Property Trust ‡	397	43,968
CareTrust ‡	515	13,884
CBL & Associates Properties ‡	94	2,422
CBRE Group, Cl A *	1,163	131,082
Centerspace ‡	54	3,771
Chatham Lodging Trust ‡	176	1,547
Community Healthcare Trust ‡	98	2,132
Compass, Cl A *	1,369	6,010
COPT Defense Properties ‡	414	11,994
CoStar Group *	1,545	120,541
Cousins Properties ‡	579	15,928
Crown Castle ‡	1,661	182,843
CTO Realty Growth ‡	73	1,465
CubeSmart ‡	856	40,728
Cushman & Wakefield PLC *	767	10,055
DiamondRock Hospitality ‡	757	6,230
Digital Realty Trust ‡	1,196	178,790
DigitalBridge Group	604	8,538
Diversified Healthcare Trust ‡	824	2,752
Douglas Elliman *	265	545
Douglas Emmett ‡	594	9,557
Easterly Government Properties, Cl A ‡	353	4,917
EastGroup Properties ‡	182	34,032
Elme Communities ‡	320	5,267
Empire State Realty Trust, Cl A ‡	492	5,299
EPR Properties ‡	281	12,645
Equinix ‡	363	286,857
Equity Commonwealth *‡	384	7,822
Equity LifeStyle Properties ‡	683	46,908
Equity Residential ‡	1,432	99,710
Essential Properties Realty Trust ‡	668	19,766
Essex Property Trust ‡	245	68,198
eXp World Holdings	293	4,207
Extra Space Storage ‡	801	127,856
Farmland Partners ‡	158	1,678
Federal Realty Investment Trust ‡	315	35,170
First Industrial Realty Trust ‡	505	27,634
Five Point Holdings, Cl A *	210	704
Forestar Group *	67	2,119
Four Corners Property Trust ‡	336	9,119
Franklin Street Properties ‡	300	522
FRP Holdings *	44	1,324

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Gaming and Leisure Properties ‡	980	$49,196
Getty Realty ‡	183	5,420
Gladstone Commercial ‡	146	2,197
Gladstone Land ‡	123	1,827
Global Medical ‡	228	2,177
Global Net Lease ‡	731	6,361
Healthpeak Properties ‡	2,715	59,241
Highwoods Properties ‡	384	11,892
Host Hotels & Resorts ‡	2,578	45,141
Howard Hughes Holdings *	190	14,092
Hudson Pacific Properties ‡	510	3,055
Independence Realty Trust ‡	859	16,020
Industrial Logistics Properties Trust ‡	239	1,228
InvenTrust Properties ‡	250	7,042
Invitation Homes ‡	2,311	81,509
Iron Mountain ‡	1,115	114,354
JBG SMITH Properties ‡	337	5,510
Jones Lang LaSalle *	181	45,413
Kennedy-Wilson Holdings	434	4,518
Kilroy Realty ‡	441	16,304
Kimco Realty ‡	2,530	54,983
Kite Realty Group Trust ‡	836	20,616
Lamar Advertising, Cl A ‡	334	40,033
LTC Properties ‡	156	5,571
LXP Industrial Trust, Cl B ‡	1,060	10,918
Macerich ‡	823	13,176
Marcus & Millichap	88	3,486
Maui Land & Pineapple *	25	598
Mid-America Apartment Communities ‡	445	62,198
National Health Investors ‡	153	11,454
National Storage Affiliates Trust ‡	270	11,494
NETSTREIT ‡	269	4,430
Newmark Group, Cl A	512	6,646
NexPoint Diversified Real Estate Trust ‡	119	753
NexPoint Residential Trust ‡	84	3,670
NNN ‡	687	30,839
Offerpad Solutions *	58	258
Office Properties Income Trust ‡	163	406
Omega Healthcare Investors ‡	940	34,216
One Liberty Properties ‡	56	1,478
Opendoor Technologies *	1,994	4,626
Orion Office ‡	197	798
Outfront Media ‡	487	7,899
Paramount Group ‡	659	3,453
Park Hotels & Resorts ‡	788	11,867
Peakstone Realty Trust ‡	133	1,806
Pebblebrook Hotel Trust ‡	436	5,969
Phillips Edison ‡	467	16,392
Piedmont Office Realty Trust, Cl A ‡	451	3,901
Plymouth Industrial ‡	165	3,947
Postal Realty Trust, Cl A ‡	78	1,167
PotlatchDeltic ‡	298	13,199

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Prologis ‡	3,539	$446,072
Public Storage ‡	606	179,328
Rayonier ‡	566	17,167
RE/MAX Holdings, Cl A	58	560
Realty Income ‡	3,303	189,686
Redfin *	418	3,403
Regency Centers ‡	703	47,316
Retail Opportunity Investments ‡	454	6,787
Rexford Industrial Realty ‡	835	41,842
RLJ Lodging Trust ‡	559	5,277
RMR Group, Cl A	53	1,375
Ryman Hospitality Properties ‡	223	22,414
Sabra Health Care ‡	874	14,185
Safehold ‡	177	4,096
Saul Centers ‡	48	1,898
SBA Communications, Cl A ‡	410	90,011
Seritage Growth Properties *	146	745
Service Properties Trust ‡	598	3,391
Simon Property Group ‡	1,238	189,959
SITE Centers ‡	693	10,707
SL Green Realty ‡	250	16,660
Spirit MTA ‡,(A)	11	—
St. Joe	221	13,631
STAG Industrial ‡	697	28,445
Star Holdings *	42	565
Stratus Properties *	24	663
Summit Hotel Properties ‡	358	2,270
Sun Communities ‡	471	59,690
Sunstone Hotel Investors ‡	745	7,718
Tanger ‡	390	11,271
Tejon Ranch *	91	1,729
Terreno Realty ‡	359	24,559
UDR ‡	1,257	50,368
UMH Properties ‡	237	4,209
Uniti Group ‡	853	3,276
Urban Edge Properties ‡	435	8,831
Ventas ‡	1,526	83,075
Veris Residential ‡	287	4,509
VICI Properties, Cl A ‡	3,975	124,273
Vornado Realty Trust ‡	634	19,014
Welltower ‡	2,182	242,748
Weyerhaeuser ‡	2,789	88,579
Whitestone, Cl B ‡	162	2,236
WP Carey ‡	831	48,040
Xenia Hotels & Resorts ‡	374	5,191
Zillow Group, Cl C *	646	31,460
		5,455,090
UTILITIES — 2.7%
AES	2,715	48,300
ALLETE	220	14,190
Alliant Energy	982	54,658
Altus Power, Cl A *	286	1,201
Ameren	1,019	80,776
American Electric Power	2,020	198,202
American States Water	136	11,224

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
American Water Works	747	$106,343
Artesian Resources, Cl A	34	1,332
Atmos Energy	577	73,787
Avangrid	253	9,025
Avista	286	11,205
Black Hills	261	15,412
Cadiz *	149	554
California Water Service Group	211	11,280
CenterPoint Energy	2,421	67,183
Chesapeake Utilities	80	9,442
Clearway Energy, Cl C	296	7,897
CMS Energy	1,141	73,937
Consolidated Edison	1,325	129,214
Constellation Energy	1,206	228,899
Dominion Energy	3,213	171,767
DTE Energy	792	95,460
Duke Energy	2,955	322,893
Edison International	1,476	118,095
Entergy	816	94,632
Essential Utilities	1,048	42,601
Evergy	868	50,344
Eversource Energy	1,335	86,655
Exelon	3,797	141,248
FirstEnergy	2,203	92,328
Genie Energy, Cl B	49	831
Global Water Resources	42	543
Hawaiian Electric Industries	404	6,690
IDACORP, Cl Rights	193	18,866
MGE Energy	133	11,683
Middlesex Water	64	4,255
Montauk Renewables *	169	1,004
National Fuel Gas	349	20,448
New Jersey Resources	375	17,531
NextEra Energy	7,851	599,738
NextEra Energy Partners	335	8,559
NiSource	1,715	53,594
Northwest Natural Holding	137	5,477
Northwestern Energy Group	234	12,582
NRG Energy	807	60,662
OGE Energy	766	29,698
ONE Gas	214	14,901
Ormat Technologies	232	18,012
Otter Tail	157	15,216
PG&E	7,731	141,091
Pinnacle West Capital	471	40,313
PNM Resources	342	14,220
Portland General Electric	387	18,336
PPL	2,826	83,989
Public Service Enterprise Group	1,926	153,637
Pure Cycle *	86	946
RGC Resources	30	675
Sempra	2,425	194,145
SJW Group	108	6,546
Southern	4,178	348,947
Southwest Gas Holdings	274	20,320
Spire	205	13,651

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Star Group	108	$1,194
Sunnova Energy International *	387	2,736
UGI	838	20,766
Unitil	58	3,554
Vistra	1,340	106,155
WEC Energy Group	1,210	104,133
Xcel Energy	2,128	124,020
York Water	52	2,148
		4,671,896
Total Common Stock
(Cost $133,319,407)		167,804,291
RIGHTS — 0.0%
	Number Of Rights
AbioMed‡‡	101	—
Alibero Pharma‡‡	36	77
Cincor Pharma‡‡	31	901
Concert Pharmaceuticals‡‡	89	33
Flexion Therapeutics‡‡,(A)	42	—
Icosavax‡‡	105	32
Inhibrx‡‡	132	83
Novartis‡‡	104	41

RIGHTS — continued
	Number Of Rights	Value
Prevail Therapeutics‡‡,(A)	16	$—
Radius Health‡‡,(A)	82	—

Total Rights
(Cost $–)		1,167
WARRANT — 0.0%
	Number Of Warrants
Danimer Scientific, Strike Price $11.50,*
Expires 5/6/2029	119	9

Total Warrants
(Cost $–)		9
Total Investments in Securities— 95.5%
(Cost $133,319,407)		$167,805,467

Percentages are based on Net Assets of $175,728,670.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

A list of the open OTC swap agreements held by the Fund at July 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL2N61 Custom Basket	*	FEDL01+ 0.450%	Asset Return	Annually	06/05/2025	USD	7,819,108	$(90,693)	$–	$(90,693)
									$(90,693)	$–	$(90,693)

*The following table represents the individual common stock exposures comprising the WFCBL2N61 Custom Basket Total Return Swaps as of July 31, 2024:

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (	%)
192	3M Co	17,210	(200)	0.2
218	Accenture PLC	50,600	(587)	0.7
155	Adobe Inc	59,899	(695)	0.7
556	Advanced Micro Devices Inc	56,371	(654)	0.9
180	Aflac Inc	12,071	(140)	0.2
76	Air Products And Chemicals Inc	14,086	(163)	0.2
146	Airbnb Inc	14,307	(166)	0.2
91	Allstate Corp/The	10,949	(127)	0.2
2,043	Alphabet Inc, Class A	245,761	(2,851)	2.8
1,835	Alphabet Inc, Class C	222,839	(2,585)	3.4
183	American Electric Power Co Inc	12,589	(146)	0.2
250	American Express Co	44,356	(514)	0.6
234	American International Group Inc	12,996	(151)	0.2
161	American Tower Corp	24,955	(289)	0.3
80	Ametek Inc	9,741	(113)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (	%)
416	Amphenol Corp	18,749	(217)	0.3
172	Analog Devices Inc	27,894	(324)	0.3
68	Aon Plc	15,695	(182)	0.2
139	Apollo Global Management Inc	12,185	(141)	0.1
5,368	Apple Inc	836,076	(9,698)	9.4
288	Applied Materials Inc	42,872	(497)	0.6
126	Arch Capital Group Ltd	8,483	(99)	0.1
89	Arista Networks Inc	21,592	(250)	0.2
74	Arthur J Gallagher & Co	14,807	(172)	0.2
2,486	AT&T Inc	33,562	(389)	0.4
74	Autodesk Inc	12,888	(149)	0.3
142	Automatic Data Processing Inc	26,194	(304)	0.3
2,735	Bank Of America Corp	77,306	(897)	1.0
259	Bank Of New York Mellon Corp/The	11,839	(137)	0.2
454	Berkshire Hathaway Inc	139,723	(1,621)	1.8
51	Blackrock Inc	31,333	(363)	0.4
246	Blackstone Inc	24,546	(285)	0.3
188	Block Inc	8,176	(95)	0.1
12	Booking Holdings Inc	30,713	(356)	0.4
509	Boston Scientific Corp	26,381	(306)	0.4
1,579	Broadcom Inc	177,938	(2,064)	0.9
94	Cadence Design Systems Inc	17,647	(205)	0.3
131	Capital One Financial Corp	13,921	(161)	0.2
292	Carrier Global Corp	13,964	(162)	0.2
173	Caterpillar Inc	42,104	(488)	0.6
60	Cencora Inc	10,013	(116)	0.1
581	Charles Schwab Corp/The	26,576	(308)	0.4
79	Cheniere Energy Inc	10,128	(117)	0.1
646	Chevron Corp	72,704	(844)	1.1
140	Chubb Ltd	27,130	(315)	0.4
30	Cintas Corp	16,078	(186)	0.2
1,406	Cisco Systems Inc	47,764	(554)	0.7
664	Citigroup Inc	30,233	(351)	0.4
125	Cme Group Inc	16,958	(197)	0.3
1,488	Coca-Cola Co/The	69,637	(808)	0.9
173	Cognizant Technology Solutions Corp	9,164	(106)	0.1
286	Colgate-Palmolive Co	19,901	(231)	0.3
1,368	Comcast Corp	39,599	(459)	0.5
407	Conocophillips	31,751	(368)	0.5
109	Constellation Energy Corp	14,564	(169)	0.2
304	Copart Inc	11,155	(129)	0.3
243	Corteva Inc	9,552	(111)	0.1
140	Costar Group Inc	7,680	(89)	0.1
238	Crh Plc	14,330	(166)	0.2
78	Crowdstrike Holdings Inc	12,662	(147)	0.3
151	Crown Castle Inc	11,623	(135)	0.1
681	CSX Corp	16,756	(194)	0.2
96	Datadog Inc	7,809	(91)	0.1
90	Deere & Co	23,434	(272)	0.4
131	Dexcom Inc	6,245	(72)	0.2
62	Diamondback Energy Inc	8,754	(102)	0.1
109	Digital Realty Trust Inc	11,377	(132)	0.1
291	Dominion Energy Inc	10,911	(127)	0.1
100	Doordash Inc	7,791	(90)	0.1
244	Dow Inc	9,329	(108)	0.1
102	Dr Horton Inc	12,827	(149)	0.1
268	Duke Energy Corp	20,539	(238)	0.3
145	Dupont De Nemours Inc	8,506	(99)	0.1
139	Eaton Corp PLC	29,633	(344)	0.4
88	Ecolab Inc	14,312	(166)	0.2
206	Edwards Lifesciences Corp	9,105	(106)	0.2
198	Emerson Electric Co	16,245	(188)	0.2
201	Eog Resources Inc	17,892	(209)	0.3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (	%)
33	Equinix Inc	18,188	(211)	0.2
347	Exelon Corp	9,060	(105)	0.1
1,378	Exxon Mobil Corp	114,636	(1,330)	1.7
199	Fastenal Co	9,865	(114)	0.1
78	Fedex Corp	16,621	(193)	0.2
200	Fidelity National Information Services Inc	10,777	(125)	0.1
204	Fiserv Inc	23,385	(271)	0.3
1,355	Ford Motor Co	10,279	(120)	0.2
219	Fortinet Inc	8,911	(103)	0.1
491	Freeport-Mcmoran Inc	15,630	(181)	0.2
196	General Mills Inc	9,220	(107)	0.1
401	General Motors Co	12,452	(144)	0.2
112	Goldman Sachs Group Inc/The	40,095	(465)	0.5
97	Hess Corp	10,385	(120)	0.2
86	Hilton Worldwide Holdings Inc	12,935	(150)	0.2
344	Home Depot Inc/The	88,826	(1,030)	1.2
227	Honeywell International Inc	32,555	(378)	0.4
104	Illinois Tool Works Inc	17,969	(208)	0.3
140	Ingersoll Rand Inc	9,864	(114)	0.1
1,470	Intel Corp	31,699	(368)	0.4
197	Intercontinental Exchange Inc	20,961	(243)	0.3
319	International Business Machines Corp	42,942	(498)	0.5
95	Intuit Inc	42,971	(498)	0.6
122	Intuitive Surgical Inc	38,189	(443)	0.5
63	Iqvia Holdings Inc	10,812	(125)	0.1
235	Johnson Controls International PLC	11,798	(137)	0.2
993	JPMorgan Chase & Co	148,129	(1,718)	1.9
377	Keurig Dr Pepper Inc	9,053	(105)	0.1
117	Kimberly-Clark Corp	11,085	(129)	0.2
673	Kinder Morgan Inc	9,976	(116)	0.1
47	KLA Corp	27,123	(315)	0.3
421	Kraft Heinz Co/The	10,384	(120)	0.1
45	Lam Research Corp	29,318	(340)	0.4
83	Lennar Corp	10,324	(120)	0.1
165	Linde Plc	52,379	(609)	0.8
199	Lowe's Cos Inc	34,248	(397)	0.5
125	Marathon Petroleum Corp	15,529	(180)	0.3
84	Marriott International Inc/MD	13,463	(156)	0.2
171	Marsh & Mclennan Cos Inc	26,678	(309)	0.3
298	Marvell Technology Inc	13,991	(162)	0.2
251	Mcdonald'S Corp	46,670	(541)	0.7
46	Mckesson Corp	19,775	(229)	0.3
462	Medtronic Plc	26,006	(302)	0.4
763	Meta Platforms Inc	254,110	(2,947)	3.3
210	Metlife Inc	11,329	(131)	0.2
184	Microchip Technology Inc	11,461	(133)	0.2
383	Micron Technology Inc	29,479	(342)	0.4
2,547	Microsoft Corp	747,167	(8,666)	10.0
468	Mondelez International Inc	22,417	(260)	0.3
263	Monster Beverage Corp	9,495	(110)	0.1
63	Moody's Corp	20,292	(235)	0.2
434	Morgan Stanley	31,401	(364)	0.4
58	Motorola Solutions Inc	16,150	(187)	0.2
149	Netflix Inc	65,718	(762)	0.8
401	Newmont Corp	13,786	(160)	0.1
711	Nextera Energy Inc	38,107	(442)	0.5
407	Nike Inc	21,385	(248)	0.4
79	Norfolk Southern Corp	13,748	(159)	0.2
83	Nucor Corp	9,517	(110)	0.1
8,353	Nvidia Corp	685,476	(7,951)	7.2
307	Occidental Petroleum Corp	13,114	(152)	0.2
65	Old Dominion Freight Line Inc	9,618	(113)	0.1
202	Oneok Inc	11,826	(137)	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (	%)
556	Oracle Corp	54,328	(630)	0.6
141	Otis Worldwide Corp	9,330	(108)	0.1
179	Paccar Inc	12,389	(144)	0.2
652	Palantir Technologies Inc	12,297	(143)	0.2
111	Palo Alto Networks Inc	25,271	(293)	0.3
44	Parker-Hannifin Corp	17,484	(203)	0.2
112	Paychex Inc	10,037	(116)	0.1
363	Paypal Holdings Inc	16,748	(194)	0.3
477	Pepsico Inc	57,715	(669)	0.8
699	Pg&E Corp	8,940	(104)	0.1
149	Phillips 66	15,153	(176)	0.2
138	PNC Financial Services Group Inc/The	17,512	(203)	0.2
203	Progressive Corp/The	30,513	(354)	0.4
321	Prologis Inc	28,341	(329)	0.3
125	Prudential Financial Inc	10,958	(127)	0.1
173	Public Service Enterprise Group Inc	9,693	(112)	0.1
55	Public Storage	11,395	(132)	0.1
388	Qualcomm Inc	49,174	(570)	0.6
299	Realty Income Corp	12,055	(140)	0.2
71	Republic Services Inc	9,702	(114)	0.2
37	Roper Technologies Inc	14,166	(164)	0.2
114	Ross Stores Inc	11,485	(133)	0.1
82	Royal Caribbean Cruises Ltd	9,016	(105)	0.1
111	S&P Global Inc	37,835	(439)	0.5
327	Salesforce Inc	59,352	(688)	0.9
494	Schlumberger NV	16,733	(194)	0.2
220	Sempra	12,345	(143)	0.2
71	Servicenow Inc	40,537	(470)	0.5
81	Sherwin-Williams Co/The	20,002	(232)	0.2
112	Simon Property Group Inc	12,100	(140)	0.2
107	Snowflake Inc	9,797	(114)	0.2
379	Southern Co/The	22,186	(257)	0.3
384	Starbucks Corp	20,973	(243)	0.3
124	Stryker Corp	28,492	(330)	0.4
53	Synopsys Inc	20,695	(240)	0.3
173	Sysco Corp	9,292	(108)	0.1
160	Target Corp	16,903	(196)	0.3
964	Tesla Inc	156,888	(1,820)	1.8
316	Texas Instruments Inc	45,159	(524)	0.6
394	Tjx Cos Inc/The	31,205	(362)	0.4
153	T-Mobile Us Inc	19,525	(226)	0.3
153	Trade Desk Inc/The	9,671	(112)	0.1
79	Trane Technologies PLC	18,451	(214)	0.3
79	Travelers Cos Inc/The	12,049	(140)	0.2
463	Truist Financial Corp	14,508	(168)	0.2
696	Uber Technologies Inc	31,459	(365)	0.5
212	Union Pacific Corp	36,597	(424)	0.5
253	United Parcel Service Inc	23,151	(269)	0.4
541	US Bancorp	17,023	(197)	0.2
115	Valero Energy Corp	13,052	(151)	0.2
1,462	Verizon Communications Inc	41,554	(482)	0.6
638	Walt Disney Co/The	41,908	(486)	0.7
139	Waste Management Inc	19,812	(231)	0.3
198	Welltower Inc	15,437	(179)	0.2
422	Williams Cos Inc/The	12,722	(149)	0.2
72	Workday Inc	11,532	(134)	0.2
16	Ww Grainger Inc	10,619	(123)	0.1
98	Yum! Brands Inc	9,105	(106)	0.1
		$7,819,108	$(90,693)	100.0%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2024
(Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary for abbreviations”.

KOC-QH-008-1000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.9%#
	Shares	Value
CONSUMER DISCRETIONARY — 2.5%
Wyndham Hotels & Resorts	53,240	$4,031,333

FINANCIALS — 3.8%
Ellington Financial ‡	483,331	6,133,470

REAL ESTATE — 86.6%
Acadia Realty Trust ‡	213,927	4,629,380
American Homes 4 Rent, Cl A ‡	153,686	5,546,528
American Tower ‡	39,702	8,750,321
Americold Realty Trust ‡	211,861	6,332,525
Brixmor Property Group ‡	284,897	7,256,327
BXP ‡	56,319	4,016,108
CBRE Group, Cl A *	13,221	1,490,139
Equinix ‡	14,481	11,443,465
Equity LifeStyle Properties ‡	62,061	4,262,350
Essential Properties Realty Trust ‡	153,795	4,550,794
Host Hotels & Resorts ‡	159,628	2,795,086
Independence Realty Trust ‡	223,544	4,169,096
Iron Mountain ‡	58,839	6,034,528
Kennedy-Wilson Holdings	499,696	5,201,835
Prologis ‡	76,542	9,648,119
Public Storage ‡	16,237	4,804,853
Rexford Industrial Realty ‡	128,535	6,440,889
Ryman Hospitality Properties ‡	34,216	3,439,050
SBA Communications, Cl A ‡	23,159	5,084,327
Sun Communities ‡	29,489	3,737,141
Tanger ‡	132,239	3,821,707
Terreno Realty ‡	105,818	7,239,009
Urban Edge Properties ‡	180,030	3,654,609
Ventas ‡	82,805	4,507,904
Veris Residential ‡	315,025	4,949,043
VICI Properties, Cl A ‡	211,626	6,615,429
		140,420,562
Total Common Stock
(Cost $143,261,613)		150,585,365
Total Investments in Securities— 92.9%
(Cost $143,261,613)		$150,585,365

Percentages are based on Net Assets of $162,041,305.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-009-1000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
AUSTRALIA — 2.1%
BHP Group	97,436	$2,706,278
Goodman Group ‡	65,700	1,516,756
		4,223,034

BRAZIL — 1.4%
Itau Unibanco Holding	290,900	1,748,131
MercadoLibre *	640	1,068,096
		2,816,227

CANADA — 9.1%
Alimentation Couche-Tard	38,400	2,367,163
Aritzia *	28,800	945,364
Canadian National Railway	20,340	2,354,646
Canadian Natural Resources	68,420	2,429,253
Constellation Software	900	2,839,721
Dollarama	22,420	2,101,779
Manulife Financial	113,160	3,014,540
Stantec	24,400	2,146,896
		18,199,362

CHINA — 7.8%
Alibaba Group Holding	112,000	1,102,105
ANTA Sports Products	149,000	1,333,676
Bank of China, Cl H	3,598,000	1,602,148
BYD, Cl H	42,500	1,258,203
CSPC Pharmaceutical Group	1,730,000	1,286,853
PDD Holdings ADR *	11,550	1,488,679
Tencent Holdings	66,500	3,068,739
Tencent Music Entertainment Group ADR	108,470	1,538,105
Weichai Power, Cl H	844,000	1,350,778
Xiaomi, Cl B *	721,600	1,549,875
		15,579,161

DENMARK — 0.8%
Genmab *	5,900	1,666,583

FRANCE — 9.0%
BNP Paribas	42,700	2,925,540
Danone	40,400	2,624,593
Dassault Systemes	49,300	1,868,904
Engie	153,310	2,410,061
Ipsen	20,536	2,305,790
TotalEnergies	47,710	3,218,823
Vinci	23,240	2,652,104
		18,005,815

GERMANY — 8.2%
Daimler Truck Holding	48,066	1,855,781
Deutsche Telekom	114,500	2,995,036
Henkel AG & Co KGaA	25,450	2,177,042
Mercedes-Benz Group	29,982	1,981,946
SAP	19,090	4,036,018
Siemens	18,150	3,323,216
		16,369,039

COMMON STOCK — continued
	Shares	Value
INDIA — 6.5%
Bharti Airtel	125,600	$2,243,710
Divi's Laboratories	33,060	1,946,137
ICICI Bank	192,940	2,812,385
Infosys	146,010	3,237,744
Power Grid Corp of India	695,266	2,895,914
		13,135,890

INDONESIA — 1.0%
Bank Negara Indonesia Persero	6,612,200	2,025,139

JAPAN — 12.8%
Honda Motor	195,000	2,083,492
Hoya	17,160	2,150,162
ITOCHU	61,000	3,128,291
Komatsu	67,700	1,924,547
Mitsubishi UFJ Financial Group	298,400	3,446,625
Mitsui Fudosan	219,300	2,271,918
ORIX	96,900	2,343,977
Shin-Etsu Chemical	65,800	2,923,539
Tokio Marine Holdings	91,800	3,601,602
ZOZO	62,500	1,829,684
		25,703,837

LUXEMBOURG — 0.9%
ArcelorMittal	81,950	1,866,060

MEXICO — 1.3%
Cemex	1,009,100	647,783
Grupo Financiero Banorte	262,000	1,967,496
		2,615,279

NETHERLANDS — 4.6%
ASML Holding	4,450	4,143,717
Koninklijke Ahold Delhaize	87,000	2,802,726
Wolters Kluwer	14,180	2,373,867
		9,320,310

NORWAY — 0.6%
Equinor	44,130	1,168,571

SINGAPORE — 1.3%
United Overseas Bank	108,840	2,639,227

SOUTH KOREA — 3.9%
KB Financial Group	39,081	2,526,434
Kia	23,470	1,925,871
Samsung Electronics	36,920	2,276,571
SK Hynix	8,100	1,161,730
		7,890,606

SPAIN — 4.4%
Amadeus IT Group	30,040	1,978,463
CaixaBank	449,800	2,623,344
Industria de Diseno Textil	54,440	2,645,181
Mapfre	672,700	1,630,245
		8,877,233

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JULY 31, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 1.4%
UBS Group	94,060	$2,850,081

TAIWAN — 4.4%
Largan Precision	24,700	2,142,979
Taiwan Semiconductor Manufacturing	229,160	6,684,899
		8,827,878

UNITED KINGDOM — 8.8%
3i Group PLC	72,060	2,899,016
BAE Systems PLC	137,670	2,296,068
InterContinental Hotels Group	20,550	2,070,316
Investec PLC	206,500	1,624,674
Lloyds Banking Group PLC	4,375,000	3,342,268
SSE PLC	92,580	2,240,595
Unilever PLC	50,530	3,105,295
		17,578,232

UNITED STATES — 7.5%
CRH PLC	24,620	2,094,098
Ferguson PLC	12,100	2,672,170
Linde PLC	4,193	1,901,525
Nestle PLC	19,430	1,968,116
Shell PLC	111,900	4,080,294
Swiss Re	18,300	2,256,087
		14,972,290

Total Common Stock
(Cost $160,503,984)		196,329,854
Total Investments in Securities— 97.8%
(Cost $160,503,984)		$196,329,854

Percentages are based on Net Assets of $200,797,581.

*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-006-1900

THE ADVISOR’S INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
JULY 31, 2024
(Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations
ADR — American Depositary Receipt
BDC — Business Development Company
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
TSFR — Term Secured Overnight Financing Rate
USSW — United States Swap Rate

Currency Abbreviation
USD — United States Dollar